STATEMENT OF ADDITIONAL INFORMATION
AMERICAN PERFORMANCE FUNDS
AMERICAN PERFORMANCE BOND FUNDS
AMERICAN PERFORMANCE EQUITY FUNDS
DATED JANUARY 1, 2007
AS AMENDED AND RESTATED AUGUST 14, 2007
     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for the American Performance Bond Funds, the American Performance Equity Funds and the U.S. Tax-Efficient Small Cap Equity Fund, each dated January 1, 2007. This Statement of Additional Information is incorporated in its entirety into those Prospectuses. A copy of each Prospectus for the American Performance Funds (the “Funds”) may be obtained by writing to the Funds at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172, or by telephoning (800) 762-7085.
     The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the American Performance Funds’ Annual Report for the fiscal year ended August 31, 2006, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report may be obtained without charge by contacting the Distributor, BOSC, Inc., One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172, or by telephoning toll-free at 1-800-762-7085.

THE FUNDS
     The American Performance Funds (the “Funds”) is a diversified open-end management investment company. The Funds presently consist of ten series of units of beneficial interest (“Shares”), representing interests in the following portfolios:
American Performance U.S. Treasury Fund (the “U.S. Treasury Fund”), American Performance Cash Management Fund (the “Cash Management Fund”), American Performance Tax-Free Money Market Fund (the “Tax-Free Money Market Fund”) (formerly the American Performance Institutional Tax-Free Money Market Fund), American Performance Bond Fund (the “Bond Fund”), American Performance Intermediate Bond Fund (the “Intermediate Bond Fund”), American Performance Intermediate Tax-Free Bond Fund (the “Intermediate Tax-Free Bond Fund”), American Performance Short-Term Income Fund (the “Short-Term Income Fund”), American Performance U.S. Tax-Efficient Large Cap Equity Fund (the “U.S. Tax-Efficient Large Cap Equity Fund”), American Performance U.S. Tax-Efficient Small Cap Equity Fund (the “U.S. Tax-Efficient Small Cap Equity Fund”), and American Performance Balanced Fund (the “Balanced Fund”).
     This Statement of Additional Information (“SAI”) relates to all the Funds listed above except for the U.S. Treasury Fund, the Cash Management Fund, and the Tax-Free Money Market Fund for which there is a separate SAI also dated January 1, 2007, as amended and restated August 14, 2007. With respect to the Funds described in this SAI, the Trust offers both No-Load Investor Class (“Investor Class”) and Institutional Class Shares for the Bond Fund, the Intermediate Bond Fund, the Short-Term Income Fund, the Intermediate Tax-Free Bond Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, and the U.S. Tax-Efficient Small Cap Equity Fund. The Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, and the Short-Term Income Fund are sometimes referred to as the “Bond Funds,” and the U.S. Tax-Efficient Large Cap Equity Fund, the U.S. Tax-Efficient Small Cap Equity Fund, and the Balanced Fund are sometimes referred to as the “Equity Funds.” The information contained in this document expands upon subjects discussed in the Prospectuses for the Funds. An investment in a Fund should not be made without first reading that Fund’s Prospectus.
INVESTMENT OBJECTIVE AND POLICIES
     The following policies supplement each Fund’s investment objective and policies as set forth in the respective Prospectus for that Fund.
     The investment objective of each Fund is fundamental and may not be changed without a vote of the holders of a majority of the outstanding Shares of the respective Fund. There can be no assurance that the investment objective of each Fund will be achieved.
BOND FUND
The investment objective of the Bond Fund is to maximize total return by investing primarily in an actively managed, diversified portfolio of short, intermediate and long term bonds and other fixed income securities.
INTERMEDIATE BOND FUND
The investment objective of the Intermediate Bond Fund is to seek current income, consistent with the preservation of capital, by investing primarily in a diversified portfolio of intermediate bonds and other fixed income securities.
INTERMEDIATE TAX-FREE BOND FUND
The investment objective of the Intermediate Tax-Free Bond Fund is to seek current income, consistent with the preservation of capital, that is exempt from federal income taxes by investing primarily in a diversified portfolio of intermediate term bonds and other fixed income securities.
SHORT-TERM INCOME FUND
The investment objective of the Short-Term Income Fund is to seek current income, consistent with preservation of capital, by investing primarily in a diversified portfolio of short-term bonds and other fixed income securities.
U.S. TAX-EFFICIENT LARGE CAP EQUITY FUND

The investment objective of the U.S. Tax-Efficient Large Cap Equity Fund is to seek growth of capital and, secondarily, income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.
U.S. TAX-EFFICIENT SMALL CAP EQUITY FUND
The investment objective of the U.S. Tax-Efficient Small Cap Equity Fund is to seek long-term capital appreciation by investing in U.S. small cap common stocks.
BALANCED FUND
The investment objective of the Balanced Fund is to seek current income and, secondarily, long-term capital growth by investing primarily in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

ADDITIONAL INFORMATION ON THE FUNDS
THE BOND FUNDS
     The Bond Fund, the Intermediate Bond Fund, and the Short-Term Income Fund will invest in debt securities only if they carry a rating within the four highest ratings categories assigned by a nationally recognized statistical ratings organization (“NRSRO”) at the time of purchase (e.g., at least Baa from Moody’s Investors Service, Inc. (“Moody’s”) or BBB from Standard & Poor’s Corporation (“S&P”) (including all sub-classifications indicated by modifiers of such ratings)) or, if unrated, are deemed by AXIA Investment Management, Inc. (“AXIA Investment Management” or “Adviser”) (formerly BOk Investment Advisers, Inc.) under guidelines established by the Funds’ Board of Trustees to present attractive opportunities and to be of comparable quality to the securities so rated. See “Appendix” for an explanation of these ratings.
     The Bond Fund and the Intermediate Bond Fund, under normal market conditions, will each invest at least 80% of the value of their net assets in bonds.
     Under normal market conditions at least 80% of the assets of the Intermediate Tax-Free Bond Fund will be invested in a diversified portfolio of obligations (such as bonds, notes, and debentures) issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, the interest on which is both exempt from federal income taxes and not treated as a preference item for individuals for purposes of the federal alternative minimum tax (“Municipal Securities”). For purposes of the above-stated policy, “assets” means net assets plus any borrowings for investment purposes. The Fund invests in Municipal Securities which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO, in the case of bonds; rated within the highest ratings category assigned by an NRSRO, in the case of notes (e.g., “SP-1” by S&P or “MIG-1” by Moody’s); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper (e.g., “A-1” or higher by S&P or “Prime-1” by Moody’s); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations, (e.g., “VMIG-1” by Moody’s). This is a fundamental policy and may only be changed by the vote of a majority of the outstanding Shares of the Intermediate Tax-Free Bond Fund.
     Bonds, notes, and debentures in which the Bond Funds may invest may differ in interest rates, maturities and times of issuance. The market value of the Bond Funds’ debt securities will change in response to interest rate changes and other factors. When market prices are unavailable or deemed to be inaccurate due to recent market developments, matrix pricing or fair value pricing will be utilized. During periods of falling interest rates, the value of outstanding debt securities generally rise. Conversely, during periods of rising interest rates, the value of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater fluctuations as a result of changes in interest rates. Conversely, securities with shorter maturities generally have less price movement than securities of comparable quality with longer maturities. Changes by NRSROs in the rating of any debt security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of a Bond Fund’s portfolio securities generally will not affect cash income derived from these securities but will affect a Bond Fund’s net asset value.
THE EQUITY FUNDS
     Under normal market conditions, the U.S. Tax-Efficient Large Cap Equity Fund and the U.S. Tax-Efficient Small Cap Equity Fund will invest at least 80% of the value of their respective net assets in common stocks and securities convertible into common stocks. The U.S. Tax-Efficient Large Cap Equity Fund and the U.S. Tax-Efficient Small Cap Equity Fund may also invest up to 20% of their respective net assets in preferred stocks, corporate bonds, notes, warrants, and cash equivalents. Corporate bonds will be rated at the time of purchase within the three highest ratings categories assigned by an NRSRO (e.g., at least “A” by Moody’s or S&P) or, if not rated, found by the Adviser under guidelines established by the Funds’ Board of Trustees to be of comparable quality.
     Under normal market conditions, the Balanced Fund will invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, convertible preferred stocks and convertible debt instruments. The Balanced Fund’s equity investments will be in companies believed by its Adviser to be undervalued. The Balanced Fund’s debt securities will consist of securities such as bonds, notes, debentures and money market instruments. The average dollar-weighted portfolio maturity of debt securities held by the Balanced Fund will vary according to market conditions and interest rate cycles and will range between 3 year and 12 years under normal market conditions. While securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater market fluctuations as a result of changes in interest rates. The Balanced Fund’s debt securities will consist of high grade securities, which are those securities rated within the four highest ratings categories assigned by an NRSRO at the time of purchase (e.g., at least “Baa” from Moody’s or BBB from S&P) or, if not rated, found by the Adviser under guidelines established by the Funds’ Board of Trustees to be of comparable quality.
     It is a fundamental policy of the Balanced Fund that it will invest at least 25% of its total assets in fixed-income securities. For this purpose, fixed-income securities include debt securities, mortgage-related securities, nonconvertible preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.
     Certain debt securities such as, but not limited to, mortgage backed securities and CMOs, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. The Adviser determines the “effective maturity” of the securities based on the expected payment date (which is earlier than the stated maturity dates of the securities). For purposes of calculating the Balanced Fund’s weighted average portfolio maturity, the effective maturity of such securities, as determined by the Adviser, will be used.
      CONCENTRATION POLICY
     The Funds do not concentrate in any particular industry. For purposes of determining concentration, the Funds do not consider investment companies to constitute an “industry.” Rather, the Funds will “look through” investments in investment companies to the underlying securities held by such investment companies when determining fund exposure to a particular industry.
ADDITIONAL INFORMATION ON FUND INSTRUMENTS
      ASSET-BACKED SECURITIES
     The Bond Fund, the Intermediate Bond Fund, the Balanced Fund and the Short-Term Income Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. These Funds will only purchase an asset-backed security if it is rated within the three highest ratings categories assigned by an NRSRO (e.g., at least “A” by S&P or Moody’s). Asset-backed securities are generally considered to be illiquid.
      BANK OBLIGATIONS
     The Bond Funds and the Equity Funds may invest in obligations of the banking industry such as bankers’ acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits.
     Bankers’ acceptances: Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Funds will invest in only those bankers’ acceptances guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).
     Certificates of deposit: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of U.S and foreign commercial banks and their domestic and foreign branches. The Funds may also invest in Eurodollar certificates of deposit which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.
     In addition, the Funds may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.
     Commercial paper: Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return.

     The Funds may also invest in Canadian commercial paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer.
     The Bond, Intermediate Bond, and Short-Term Income Funds will only purchase commercial paper rated at the time of purchase within the highest ratings categories assigned by an NRSRO (e.g., A-1 by S&P, Prime-1 by Moody’s or F- 1 by Fitch Investors Service) or, if not rated, found by the Adviser under guidelines established by the Funds’ Board of Trustees to be of comparable quality.
      CALLS
     The Bond Funds and the Equity Funds may write (sell) “covered” call options and purchase options to close out options previously written by the Fund. Such options must be listed on a national securities exchange. The purpose of each Fund in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option.
     A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the writer’s obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Bond Funds and the Equity Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns. In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or currencies subject to put options exceeds 25% of the market value of the Fund’s net assets. When market prices are unavailable or deemed to be inaccurate due to recent market developments, matrix pricing or fair value pricing will be utilized.
     Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund’s investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which a Fund will not do), but capable of enhancing the Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund’s custodian. The Bond Funds and the Equity Funds do not consider a security covered by a call to be “pledged” as that term is used in each Fund’s policy which limits the pledging or mortgaging of its net assets.
     The premium received is the fair market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed, or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.
     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.
     Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.
     A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.
     FOREIGN INVESTMENTS
     The Bond Fund, the Intermediate Bond Fund, the Short-Term Income Fund, and the Equity Funds may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches, agencies or subsidiaries of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Special U.S. tax considerations may apply to a Fund’s foreign investments.
     Each Equity Fund may also invest in foreign securities through the purchase of sponsored and unsponsored American Depositary Receipts and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian commercial paper, and in Europaper (U.S. dollar-denominated commercial paper of a foreign issuer).
     The Bond, Intermediate Bond, and Short-Term Income Funds may also invest in Canadian, Supra-national, and World Bank Bonds, Eurodollars, and similar instruments. Investment in foreign securities is subject to special risks, such as future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions.
     FUTURES CONTRACTS
     The Bond Funds and the Equity Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.
     When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.
     The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.
     Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund’s ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.
     Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Bond Fund’s or an Equity Fund’s total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a Bond Fund’s or an Equity Fund’s total assets. Futures transactions will be limited to the extent necessary to maintain each Bond Funds’ or Equity Funds’ qualification as a regulated investment company (“RIC”).
     INVESTMENT COMPANY SECURITIES
     The Bond Funds and the Equity Funds may invest in shares of other investment companies, including the American Performance Money Market Funds. The Funds may invest up to 5% of their respective total assets in the securities of any one investment company, but may not own more than 3% of the securities of any investment company or invest more than 10% of their respective total assets in the securities of other investment companies. These investment companies typically pay an investment advisory fee out of their assets. Therefore, investments may be subject to duplicate management, advisory and distribution fees.
     Pursuant to new exemptive rules under the 1940 Act recently adopted by the Securities and Exchange Commission (the “SEC”) and effective as of July 31, 2006, the Bond Funds and the Equity Funds, may invest in shares of the affiliated or unaffiliated money market funds to the extent permitted by their respective investment strategies.
     Certain of the Funds may invest in iShares(R)*, an exchange-traded fund, in excess of the statutory limitations stated above in reliance on an exemptive order dated April 15, 2003, issued to iShares,(R) Inc. and iShares(R) Trust.

*	iShares(R) is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.
     MORTGAGE-RELATED SECURITIES
     The Bond Funds and the Equity Funds may, consistent with its investment objective, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. Tax-Efficient Large Cap Equity Fund, the U.S. Tax-Efficient Small Cap Equity Fund, and the Intermediate Tax-Free Bond Fund will each limit its total investment in such securities to 5% or less of net assets.
     Mortgage-related securities, for purposes of the Funds’ Prospectuses and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
     The Balanced Fund also may invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Collateralized mortgage obligations will be purchased only if rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if not rated, found by the Adviser under guidelines established by the Funds’ Board of Trustees to be of comparable quality.
     MUNICIPAL SECURITIES
     As a matter of fundamental policy, under normal market conditions, at least 80% of the net assets of the Intermediate Tax-Free Bond Fund will be invested in Municipal Securities, the income from which is both exempt from federal income taxes and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. As a matter of non-fundamental policy, the Intermediate Tax-Free Bond Fund will normally invest at least 80% of its assets in municipal securities which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. For purposes of the above-stated policy, “assets” means net assets plus any borrowings for investment purposes. The Bond Fund, the Intermediate Bond Fund and the Short-Term Income Fund, under normal market conditions, may invest in Municipal Securities the income from which is not exempt from federal income taxes. Municipal Securities include debt obligations issued to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. The Intermediate Tax-Free Bond Fund may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Intermediate Tax-Free Bond Fund may invest in other types of tax-exempt investments, such as municipal bonds, private activity bonds, and pollution control bonds. The Intermediate Tax-Free Bond Fund may also purchase tax-exempt commercial paper. While the issuing state or local housing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.
     The two principal classifications of Municipal Securities which may be held by the Intermediate Tax-Free Bond Fund are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Intermediate Tax-Free Bond Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.
     The Intermediate Tax-Free Bond Fund may also invest in “moral obligation” securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer.
     The Intermediate Tax-Free Bond Fund invests in Municipal Securities which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO, in the case of bonds (e.g. at least Baa by Moody’s or BBB by S & P); rated within the highest ratings category assigned by an NRSRO, in the case of notes (e.g., “SP-1” by S&P or “MIG-1” by Moody’s); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper (e.g., “A-1” or higher by S&P or “Prime-1” by Moody’s); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations, (e.g., “VMIG-1” by Moody’s). The Intermediate Tax-Free Bond Fund may also purchase Municipal Securities which are unrated at the time of purchase but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. The applicable Municipal Securities ratings are described in the Appendix.
     There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Intermediate Tax-Free Bond Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund’s Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.
     Although the Intermediate Tax-Free Bond Fund may invest more than 25% of its net assets in (i) Municipal Securities whose issuers are in the same state (ii) Municipal Securities the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, it does not presently intend to do so on a regular basis. To the extent the Intermediate Tax-Free Bond Fund’s assets are concentrated in Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state, or are concentrated in private activity bonds, the Intermediate Tax-Free Bond Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.
     The Intermediate Tax-Free Bond Fund may invest in short-term Municipal Securities up to 100% of its assets during temporary defensive periods.
     An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.
     OPTIONS
     The Bond Funds and the Equity Funds may purchase call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Call options purchased by the foregoing Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.
     The Bond Funds and the Equity Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than the exercise price of the option.
     Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. Each of the Bond Funds and Equity Funds will purchase call options and index options only when its total investment in such options immediately after such purchase, will not exceed 5% of its total assets.

     PRIVATE PLACEMENT INVESTMENTS
     The Bond Funds and the Equity Funds may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, and resold to qualified institutional buyers under Securities Act Rule 144A (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Section 4(2) paper may also be resold to the issuer or certain broker-dealers. The Bond Funds and the Equity Funds will not invest more than 15% of their net assets in Section 4(2) paper and illiquid securities unless the Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper held by a Fund in excess of this level is at all times liquid.
     Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will develop, the Board of Trustees and the Adviser, pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Funds’ investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) paper could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.
     PUTS
     The Bond Funds and the Equity Funds may acquire “puts” with respect to securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price.
     The amount payable to a Fund upon its exercise of a “put” on debt securities is normally (i) the Fund’s acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.
     Puts may be acquired by a Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund’s assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security’s market value.
     Each Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser’s opinion, present minimal credit risks.
     REPURCHASE AGREEMENTS
     Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Funds believes that, under the regular procedures normally in effect for custody of each Fund’s securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of a Fund if presented with the question. Securities subject to repurchase agreements will be held by each Fund’s Custodian, Sub-Custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

     REVERSE REPURCHASE AGREEMENTS
     Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, consistent with the Fund’s investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.
     SECURITIES LENDING
     Each of the Funds may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash, U.S. government securities, or other high quality debt instruments. This collateral must be valued daily by the Fund’s Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities in loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Funds’ Board of Trustees. Each Fund will limit securities loans to 331/3% of the value of its total assets.
     U.S. GOVERNMENT OBLIGATIONS
     The Bond Funds and Equity Funds may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the government; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.
     VARIABLE AMOUNT AND FLOATING RATE NOTES
     Commercial paper eligible for investment by the Bond Funds and the Equity Funds may include variable amount and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser under guidelines established by the Funds’ Board of Trustees to be of comparable quality, at the time of purchase, to rated instruments which are eligible for purchase under the Fund’s investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.
     Municipal Securities purchased by the Intermediate Tax-Free Bond Fund may include rated and unrated variable and floating rate tax-exempt notes. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Intermediate Tax-Free Bond Fund will approximate their par value.

     Variable or floating rate notes with stated maturities of more than one year may, based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities in accordance with such Rule.
     WHEN-ISSUED SECURITIES
     Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery at an unknown or unspecified settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund relies on the seller to consummate the trade and will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a Sub-Custodian of the Fund. Failure of the seller to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, a Fund’s liquidity and the ability of the Adviser to manage it might be severely affected. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.
     ZERO COUPON OBLIGATIONS
     The Bond, the Intermediate Bond, and the Short-Term Income Funds may hold zero-coupon obligations issued by the U.S. Treasury and U.S. government agencies. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased only if, at the time of purchase, the yield spread, considered in light of the obligation’s duration, is considered advantageous.
     Even though such bonds do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.
TEMPORARY DEFENSIVE POSITIONS
     During temporary defensive periods as determined by the Adviser, the Bond Fund, the Intermediate Bond Fund, the Short-Term Income Fund, and the Equity Funds may hold up to 100% of its respective total assets in cash equivalents. The Intermediate Tax-Free Bond Fund may invest in short-term Municipal Securities up to 100% of its assets during temporary defensive periods.
INVESTMENT RESTRICTIONS
     Unless otherwise specifically noted, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund.
     None of the Funds may:
     1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account, except, in the case of the Intermediate Tax-Free Bond Fund, for use of short-term credit necessary for clearance of purchases of portfolio securities.
     2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”
     3. Purchase or sell commodities or commodity contracts, except that each of the Bond Funds and the Equity Funds may invest in futures contracts if, immediately thereafter, the aggregate initial margin deposits for futures contracts, and premium paid for related options, does not exceed 5% of the Fund’s total assets and the value of securities that are the subject of such futures and options (both for receipt and delivery) does not exceed one-third of the value of the Fund’s total assets.

     4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs or leases (although investments by the Bond Funds and the Equity Funds in marketable securities of companies engaged in such activities are not hereby precluded).
     5. Invest in any issuer for purposes of exercising control or management.
     6. Purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of its Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.
     7. Invest more than 5% of a Fund’s total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.
     8. Purchase or sell real estate, including limited partnership interests, (however, each Bond Fund and Equity Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).
     9. Except with respect to the U.S. Tax-Efficient Small Cap Equity Fund, for as long as Shares of a Fund are registered in Arkansas and for so long as the State of Arkansas so requires, invest more than 10% of a Fund’s total assets in the securities of issuers which are restricted as to disposition, other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. As of the date of this SAI, the State of Arkansas did not require this restriction.
     The Intermediate Tax-Free Bond Fund may not:
     1. Invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.
     2. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Intermediate Tax-Free Bond Fund’s assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and Investment Restriction Number 3 below, a put will be considered to be from the party to whom the Intermediate Tax-Free Bond Fund will look for payment of the exercise price.
     3. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Intermediate Tax-Free Bond Fund’s assets.
     The Bond Funds and the Equity Funds may not:
     1. Purchase a security if, as a result, with respect to 75% of its portfolio (i) more than 5% of the value of its total assets would be invested in any one issuer, or (ii) it would hold more than 10% of any class of securities of such issuer. There is no limit on the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. For purposes of this and the immediately following limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.
     2. Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to the Bond Funds, this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

     3. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of each Fund’s total assets at the time of its borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.
     4. Make loans, except that each Fund may, in accordance with its investment objectives and policies, purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements.
     5. Enter into a repurchase agreement with a maturity in excess of seven days if such investment, together with other instruments in the Fund which are not readily marketable, exceeds 10% of such Fund’s net assets.
     If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.
NON-FUNDAMENTAL POLICIES REQUIRING SHAREHOLDER NOTICE
     The following policies are non-fundamental but require a notice to shareholders at least 60 days prior any change of such policies:
     1. American Performance Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.
     2. American Performance Intermediate Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years.
     3. American Performance Intermediate Tax-Free Bond, under normal circumstances, invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years.
     4. American Performance Short-Term Income Fund, under normal circumstances, invests at least 80% of its assets in short-term obligations and maintains the dollar-weighted average maturity of its portfolio of three years or less.
     5. American Performance U.S. Tax-Efficient Large Cap Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large U.S. companies.
     6. American Performance U.S. Tax-Efficient Small Cap Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities of U.S. companies with small market capitalizations.
     Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in a non-fundamental policy of the Fund (as described in this Statement of Additional Information or in the Fund’s Prospectus) will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which such notice is delivered.
     For the non-fundamental policies requiring shareholder notice listed above, the 80% investment requirement will be based on net assets plus any borrowings for investment purposes.
PORTFOLIO TURNOVER
     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and by requirements which enable the Funds to receive certain favorable tax treatments. Fund turnover will not be a limiting factor in making portfolio decisions. High turnover rates will generally result in higher transaction costs to a Fund and may result in additional tax consequences (including an increase in short-term capital gains which are generally taxed to individual Shareholders at ordinary income tax rates) to a Fund’s Shareholders.

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS
TAXATION OF THE FUNDS
     It is the policy of each Fund to qualify each year for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.
     In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) each taxable year distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income, and the excess, if any, of its net short-term capital gains over its net long-term capital losses) and net tax-exempt interest income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). For purposes of meeting this diversification requirement, in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan participation as an issuer for the purposes of meeting the diversification requirement described above.
     In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
     If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.
     If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax, although there can be no assurance that it will be able to do so.
     The Funds each expect to qualify to be taxed as a “regulated investment company” and to be relieved of all or substantially all federal income taxes. Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.
DISTRIBUTIONS
     Each Fund will distribute at least annually any net investment income and net realized capital gains. Distributions of any net investment income (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Distributions of a Fund’s net capital gain, if any, from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gains dividends (“Capital Gain Dividends”), will be taxable as long-term capital gains regardless of how long a shareholder has held Fund Shares. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions of long-term capital gains will generally be subject to a 15% tax rate in the hands of shareholders who are individuals, with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning before January 1, 2011, and will not be eligible for the dividends received deduction. Distributions from capital gains are generally made after applying any capital loss carryover. Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or reinvested in additional Fund Shares.
     Dividends and distributions on a Fund’s Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.
     If a Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund’s current and accumulated “earnings and profits” (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income). Such excess distribution will generally be taxable in the hands of shareholders as ordinary income. Distributions in excess of earnings and profits will be treated as a return of capital to the extent of a shareholder’s tax basis in Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder’s tax basis in the Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those Shares.
     For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level (as described below). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The Bond Funds do not expect to a significant portion of their distributions to be derived from qualified dividend income.
     In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s Shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.
     Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of the Fund or (2) by application of the Code.
     If a Fund invests in underlying funds, a portion of its distributable income and gains, if any, will normally consist entirely of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction would be. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.
     Each Fund’s participation in repurchase agreements and loans of securities may effect the amount, timing, and character of distributions to shareholders. If a Fund participates in a securities lending transaction, to the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to such a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain. The Funds expect to use such substitute payments (if any) to satisfy a Fund’s expenses, and therefore expect that their receipt of substitute payments (if any) will not adversely affect the percentage of distributions qualifying as qualified dividend income. Withholding taxes accrued on dividends during the period that any security was not directly held by a Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders. As noted above, the Funds do not expect to a significant portion of their distributions to be derived from qualified dividend income.
EXEMPT-INTEREST DIVIDENDS
     The policy of the Intermediate Tax-Free Bond Fund is to pay each year as dividends substantially all the Fund’s tax-exempt interest income net of certain deductions. The Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the total value of the Fund’s assets consists of obligations the interest on which is exempt from federal income tax. Such dividends will not exceed, in the aggregate, the net interest the Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (other than a Capital Gain Dividend) paid by the Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund’s taxable year.
     The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. The percentage is applied uniformly to all distributions made during the year. Thus, the percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund’s income that was tax-exempt during the period covered by the distribution. Accordingly, a shareholder who holds Shares for only part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.
     Generally, distributions that a Fund properly designates as exempt-interest dividends will be excluded from gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes (for both individual and corporate shareholders) and for state and local tax purposes. Exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. Additionally, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users. A “substantial user” is defined under U.S. Treasury Regulations to include any non-exempt person who regularly uses a part of such facilities in his or her trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners, and an S corporation and its shareholders.
     Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of Shares.
     If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.
     In certain instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisers to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.
     Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.
SELLING SHARES
     Shareholders who sell, exchange or redeem Fund Shares may recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. In general, any gain or loss realized upon taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital gains or (ii) for taxable years beginning before January 1, 2011, 15% for long-term capital gains (including Capital Gain Dividends) in the hands of shareholders who are individuals, with lower rates applicable to shareholders in the 10% and 15% tax brackets.
     If a shareholder receives an exempt-interest dividend with respect to any Share and such Share is held by the shareholder for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend. In addition, any loss upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions (including Capital Gain Dividends) received (or deemed received) with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.
     All or a portion of any loss realized on the sale or exchange of Shares will be disallowed to the extent that a shareholder replaces the disposed of Shares with other Shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a shareholder’s basis in the replacement Shares will be adjusted to reflect the disallowed loss.
     Depending on a Fund’s percentage ownership in an underlying fund both before and after a redemption of underlying fund shares, the Fund’s redemption of shares of such underlying fund may cause the Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. This would be the case where the Fund holds a significant interest in an underlying fund and redeems only a small portion of such interest.
HEDGING TRANSACTIONS
     A Fund’s transactions in options, futures contracts, foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including “mark-to-market,” “straddle,” “wash sale,” “constructive sale” and “short sale” rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, and otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund.
     Certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.
FOREIGN INVESTMENT, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS.
     If a Fund invests in foreign securities, dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund’s fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund’s shareholders in connection with the Fund’s dividends received by them. In such a case, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes.
     A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, such shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date may be entitled to claim a foreign tax credit for their share of these taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.
     Under current law, a fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by underlying funds. In general, a fund may elect to pass through to its shareholders foreign income taxes it pays only in the case where it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. Foreign securities held indirectly through an underlying fund do not contribute to this 50% threshold.

     A Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
     Investment by a Fund in “passive foreign investment companies” could subject the Fund to a U.S. federal income tax or other charge on distributions received from such a company or on the proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” Such elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. A Fund that invests in passive foreign investment companies by virtue of the Fund’s investments, if any, in other investment companies may not make such elections; rather, the underlying investment companies directly investing in passive foreign investment companies would decide whether to make such elections.
     A “passive foreign investment company” is any foreign corporation: (i) 75% percent or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50% percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. Dividends paid by passive foreign investment companies will not be eligible to be treated as “qualified dividend income.”
DISCOUNT SECURITIES
     A Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.
BACKUP WITHHOLDING
     A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and proceeds of Share sales, exchanges or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not a United States person and is subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.
     Back-up withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.
     In order for a foreign investor to qualify for exemption from the back-up withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisers in this regard.
TAX SHELTER REPORTING REGULATIONS
     Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS
     Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of Shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.
NON-U.S. SHAREHOLDERS
     Capital Gain Dividends and exempt-interest dividends will not be subject to withholding of federal income tax. In general, dividends other than Capital Gain Dividends and exempt-interest dividends, paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
     The fact that a Fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the Fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the Fund are offset by deductions allocable to the Fund’s qualified interest income or (2) short-term capital gain dividends received by the Fund are offset by the Fund’s net short- or long-term capital losses, in which case the amount of a distribution from the Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.
     If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.
ADDITIONAL INFORMATION
     The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. This summary is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.
     No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.

VALUATION
     Valuation of the Equity Funds and Bond Funds
     Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through an independent pricing service approved by the Board of Trustees. The following is an overview of how securities will be valued in the Equity Funds and Bond Funds:
•	Domestic Equity Securities. Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded. If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

•	Foreign Equity Securities. In the absence of a “Significant Event,” foreign equity securities will be priced in the foreign currency at the closing price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day, a security will be valued at the latest available bid price on the exchange where the security is principally traded. Prices of foreign securities shall be converted into U.S. dollar equivalents using the daily rate of exchange as supplied by a Board Approved National Pricing Service as of London 4:00 GMT. A “Significant Event” is one that occurred prior to valuation time, is not reflected in the most recent market price of a company, and materially affects the value of a company and, thus, its stock and debt security prices.

•	Fixed Income Securities. Fixed income securities generally will be valued using matrix pricing as determined by a Board approved independent pricing service. Short term fixed income securities are valued at amortized cost, which approximates current value. Special valuation procedures (see below) apply with respect to “odd-lot” securities.

•	Mutual Funds. Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available closing price.

•	Repurchase Agreements. Repurchase agreements will be valued at original cost.
     Other securities and assets for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Fund’s pricing committee under the supervision of the Board of Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees.
     Notwithstanding the above, securities transferred in transactions subject to Rule 17a-7 under the 1940 Act shall be priced pursuant to Rule 17a-7 and any currently effective procedures adopted by the Board of Trustees under that Rule.
     Odd Lot Securities. The following methodology will be used for fixed income positions which, due to their small size, may receive prices by automated pricing services which reflect a large block trade and not what actually could be obtained for the small bond position:
1.	For each position at or below $25,000 par value, Fund Accounting will compare the actual purchase price of that position with the next days price received from the pricing service.

2.	Positions for which the next day’s price is 2% or greater than the purchase price (a “next day price jump”) will be subject to the application of an ongoing discount equal to that next day price jump.

3.	Within 10 business days of each fiscal quarter end, broker quotes will be ascertained for each position currently subject to the above described pricing methodology.

4.	The broker quotes will be used to calculate a revised discount which will then be applied to each position from that point forward. If by virtue of a broker quote, a position’s discount is revised below 2% then that position will no longer be subject to discount and will be valued in the same manner as other fixed income securities.
     The American Performance Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.
     The Pricing Committee conducts its pricing activities in the manner established by the Security Valuation Procedures. The Security Valuation Procedures are reviewed and approved by the Funds’ Board of Trustees at least annually.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
     Shares in each Fund are sold on a continuous basis by BOSC, Inc. (“BOSC” or the “Distributor”), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor (“Participating Organizations”) pursuant to contractual arrangements with the Distributor under the Funds’ Distribution and Shareholder Services Plan. Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser and its affiliates.
     The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.
     Regarding Shares purchased through a Participating Organization, the entity through which you are purchasing, selling or exchanging your shares is responsible for transmitting orders to the Funds, and it may have an earlier cutoff time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include minimum investment requirements, exchange policies, cutoff time for investments, and redemption fees.

MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS
      TRUSTEES AND OFFICERS
     The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Funds’ officers.
     The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.
     INDEPENDENT TRUSTEES

				(5)
				NUMBER OF
				PORTFOLIOS
	(2)	(3)		IN FUND	(6)
	POSITION(S)	TERM OF		COMPLEX	OTHER
(1)	HELD	OFFICE AND	(4)	OVERSEEN	DIRECTORSHIPS
NAME	WITH THE	LENGTH OF	PRINCIPAL OCCUPATION(S)	BY	HELD BY
AND AGE	FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	TRUSTEE	TRUSTEE*
Michael J. Hall Age: 62 DOB: 5/24/1944	Trustee, Chairman	Indefinite, 8/90 — Present (Chairman, 7/05 — Present)	From March 2005 to Present, President and CEO, Matrix Service Company; from May 2004 to present, Advisory Director, UMB — Oklahoma region; from September 1998 to May 2004, Vice President Finance and Chief Financial Officer and Director, Matrix Service Company (maintenance and construction services).	10	Matrix Service Company; Integrated Electrical Services, Inc. (electrical contractor)

Edgar Hendrix Age: 62 DOB: 7/24/1944	Trustee	Indefinite, 7/90 — Present	From June 2006 to present, Chairman and CEO, Red River Energy, Inc.; from January 2005 to June 2006, President of Spectrum Energy Resources, LLC; from November 2002 to December 2004, Executive Vice President and Chief Financial Officer, Loudfire, Inc. (software technology), from November 2000 to present, Director, Matrix Service Company (maintenance and construction services); from July 2000 to October 2002, Executive V.P. and Chief Financial Officer, Spectrum Field Services (natural gas services), Inc.	10	Matrix Service Company

D’Ray Moore Age: 47 DOB: 3/20/1959	Trustee	Indefinite, 10/04 — Present	Retired; prior to November 2001, Vice President of Client Services, BISYS Fund Services Limited Partnership (“BISYS LP”).	10	N/A

*	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

OFFICERS

(5)
NUMBER OF
PORTFOLIOS
	(2)	(3)		IN FUND	(6)
	POSITION(S)	TERM OF		COMPLEX	OTHER
(1)	HELD	OFFICE AND	(4)	OVERSEEN	DIRECTORSHIPS
NAME	WITH THE	LENGTH OF	PRINCIPAL OCCUPATION(S)	BY	HELD BY
AND AGE	FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	TRUSTEE	TRUSTEE*
Trent Statczar Age: 35 DOB: 8/31/1971	Treasurer	Indefinite, 4/02 — Present	From June 1993 to present, employee of BISYS Fund Services, Inc.	N/A	N/A

Jennifer J. Hankins Age: 39 DOB: 2/9/1967	President, Assistant Secretary	Indefinite, 7/05 — Present	From September 1998 to present, employee of BISYS Fund Services, Inc.	N/A	N/A

George Stevens Age: 55 DOB: 2/10/1951	Chief Compliance Officer, Anti — Money Laundering Officer and Disaster Recovery Plan Business Operations Manager	9/04 — Present (Anti-Money Laundering Officer: 1/05 — Present)	From September 1996 to present, Vice President of BISYS LP.	N/A	N/A

Kerry Reilly Age: 41 DOB: 7/31/1965	Secretary	Indefinite; 4/06 — Present	From January 2006 to present, employee of BISYS Fund Services, Inc.; from June 2004 to May 2005, employee of CitiStreet LLC: from June 1987 to October 2001, employee of Fidelity Investments.	N/A	N/A

*	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME	UNDERWRITERS OF THE FUNDS
Trent Statczar	BISYS LP, Vice President, Financial Services
Jennifer J. Hankins	BISYS LP, Vice President, Client Services
George Stevens	BISYS LP, Vice President
Kerry Reilly	BISYS LP, Assistant Counsel
COMMITTEES OF THE BOARD OF TRUSTEES
      Audit Committee
     The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of independent registered public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent registered public accountants and the full Board of Trustees. Messrs. Hendrix and Hall and Ms. Moore serve on this Committee. For the fiscal year ended August 31, 2006, there were two meetings of the Audit Committee.
      Nominations Committee
     The purpose of the Nominations Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hendrix and Hall and Ms. Moore serve on this Committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the American

Performance Funds. For the fiscal year ended August 31, 2006, the Nominations Committee did not meet.
SECURITIES OWNERSHIP
For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund’s family of investment companies as of December 31, 2005:

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED
	DOLLAR RANGE OF EQUITY	INVESTMENT COMPANIES OVERSEEN BY
	SECURITIES	TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE	IN THE FUNDS	COMPANIES
Michael J. Hall	U.S. Tax-Efficient Large Cap Equity Fund: $1 - $10,000	$1 - $10,000
I. Edgar Hendrix	Cash Management Fund: $1 - $10,000	$1-$10,000
Walter B. Grimm*	Bond Fund: $50,001 - $100,000	$50,001 - $100,000
D’Ray Moore	Bond Fund: $1 - $10,000
	Intermediate Bond Fund: $1 - $10,000	$1 - $10,000

*	Mr. Grimm retired as a trustee of the American Performance Funds on November 15, 2006.
For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2005:

NAME OF OWNERS
AND
	RELATIONSHIPS		TITLE OF	VALUE OF
NAME OF TRUSTEE	TO TRUSTEE	COMPANY	CLASS	SECURITIES	PERCENT OF CLASS
Michael J. Hall	N/A	N/A	N/A	N/A	N/A
I. Edgar Hendrix	N/A	N/A	N/A	N/A	N/A
D’Ray Moore	N/A	N/A	N/A	N/A	N/A
     As of December 1, 2006, the Officers and Trustees owned less than 1% of any class of any Fund.
     The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Adviser or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices.
TRUSTEES COMPENSATION

	AGGREGATE COMPENSATION FROM THE	TOTAL COMPENSATION FROM FUNDS
	FUNDS FOR THE FISCAL YEAR ENDING	PAID TO TRUSTEES FOR THE FISCAL YEAR
NAME OF PERSON, POSITION	AUGUST 31, 2006	ENDING AUGUST 31, 2006
Michael J. Hall, Trustee	$30,875	$30,875
I. Edgar Hendrix, Trustee	$26,000	$26,000
Walter B. Grimm, Trustee*	$19,500	$19,500
D’Ray Moore, Trustee	$26,000	$26,000

*	Mr. Grimm retired as a trustee of the American Performance Funds on November 15, 2006.

CODE OF ETHICS
     Each Fund, AXIA Investment Management, Inc., and BOSC have adopted codes of ethics (“Codes”) under Rule 17j-1 of the 1940 Act, and these Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.
MARKET TIMING POLICIES AND PROCEDURES
     Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures for the Equity and Bond Funds. Exchanges between Funds are limited to twelve in any twelve month period, with no more than three in any calendar quarter. We reserve the right to close any account in which we have identified a pattern of excessive or abusive trading.
     We do not have in place any arrangements to permit any person to engage in frequent trading in the Funds.
DISCLOSURE OF PORTFOLIO HOLDINGS
     Information regarding portfolio holdings may be made available to third parties in the following circumstances:
•	Through disclosure in a Fund’s latest annual or semi-annual report or Form N-Q;

•	In marketing materials, provided that the information regarding portfolio holdings contained therein is at least fifteen days old; or

•	When a Fund has a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement which prohibits both disclosure of portfolio holdings to third parties and trading based on such information. Such disclosure shall be authorized by the Funds’ President or Treasurer and shall be reported annually to the Board.
     In addition, the Adviser will post portfolio holdings information for the American Performance Funds (except the Money Market Funds) on the Funds’ website at www.apfunds.com. The website will contain each Fund’s (except the Money Market Funds) complete schedule of portfolio holdings as of the last day of the most recent month end. The Adviser will post this information approximately sixteen days after a month’s end, and such information will remain accessible on the website until the information is filed with the SEC as part of the Trust’s Form N-CSR or Form N-Q, as applicable.
     Except as disclosed above, it is the policy of the Funds to not disclose material information about their portfolio holdings, trading strategies implemented or to be implemented, or pending transactions to other third parties. The Funds’ service providers are prohibited from disclosing to other third parties material information about the Funds’ portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. However, the Funds may provide information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Funds. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. The Funds’ fund accountants, administrators, investment advisers and custodians are provided with portfolio holdings information on a daily basis. The Fund’s independent public accountants and attorneys are provided with portfolio holdings information as issues may arise. In addition, portfolio holding information may be disclosed to facilitate the review of a Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) on an as-needed basis.
     Other than the service provider arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. The Fund’s policies prohibit the receipt of compensation for the disclosure of portfolio holdings. Any violation of the Funds’ policies with respect to the disclosure of portfolio holdings is reported to the Board on a quarterly basis.

PROXY VOTING POLICIES AND PROCEDURES
AMERICAN PERFORMANCE FUNDS
Proxy Voting Policy
     It is the policy of the Board of Trustees (the “Board”) of American Performance Funds (the “Funds”) to delegate the responsibility for voting proxies relating to portfolio securities to the Funds’ adviser (the “Adviser”) as a part of the Adviser’s general management of the portfolio, subject to the Board’s continuing oversight. The following are the procedures adopted by the Board for the administration of this policy:
Fiduciary Duty
     The right to vote a proxy with respect to portfolio securities held in portfolios of the Funds is an asset of the Funds. Based on its initial review of the proxy voting policy of the Adviser and the procedures and guidelines thereunder, the Board is satisfied that the Adviser acknowledges that it acts as a fiduciary of the Funds and has formally committed to policies and procedures designed to ensure that it will vote proxies in a manner consistent with the best interest of the Funds and its shareholders.
Review of Policies & Procedures
     The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.
Voting Record Reporting
     The Adviser must include in its Board presentation materials once each year a record of each proxy voted with respect to portfolio securities of the Funds during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser must submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.
Revocation
     The delegation of authority by the Board to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
Information Regarding Proxy Votes
     You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 by visiting the Securities and Exchange Commission’s Web site at www.sec.gov or by contacting us by telephone at 1-800-762-7085 or in writing at American Performance Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.
AXIA Investment Management, Inc. Policy and Procedures Manual
Section: General Policy No. 1.8
Effective Date: April 2003
PROXY VOTING POLICY
General Provisions
     It is the policy of the Firm that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.

     Proxies are voted in the best interests of the client accounts. The determination of the interest of a client account in a proposal presented by proxy is the effect, if any, the proposal could have on the current or future value of the investment.
     Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.
     If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to advise in the voting of a proxy.
Conflicts of Interest
     Proxy solicitations that might involve a conflict of interest between the Firm and its client accounts will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm’s commitment to vote proxies in the best interest of client accounts, how the proxy will be handled.
Disclosure
     The Firm shall disclose to each client how they may obtain information about how the Firm voted with respect to their securities; and shall provide each client a description of the Firm’s proxy voting policies and procedures and, upon request, shall furnish a copy of the policies and procedures to the requesting client.
Recordkeeping
     The Firm will retain records relating to the voting of proxies, including:
•	A copy of policies, procedures or guidelines relating to the voting of proxies.

•	A copy of each proxy statement that the Firm receives regarding client securities. The Firm may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Firm has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

•	A record of each vote cast by the Firm on behalf of a client. The Firm may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

•	A copy of any document created by the Firm that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

•	A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request for information on how the adviser voted proxies on behalf of the requesting client.
     These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Firm.
AXIA INVESTMENT MANAGEMENT, INC.
PROXY VOTING PROCEDURES
     The Firm’s Policy & Procedures Manual regarding proxy voting provides:
Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.
     These procedures are adopted by the Investment Policy Committee (the “Committee”) pursuant to the policy cited above.
1. Evaluation and Voting
     The President of the Firm may designate one or more employees of the Firm (the “designated employee”) to review each proxy received by the Firm which the Firm has the responsibility to vote. The designated employee will review the issues presented by the proxy and, where it is appropriate to do so will vote the proxy in accordance with the proxy voting guidelines.
     If the proxy presents issues not addressed in the proxy voting guidelines or the designated employee believes that one or more issues presented by the proxy should not be voted as indicated by the guidelines, the designated employee will prepare a memorandum with respect to the proxy setting out:
•	the issue presented;

•	the interests of the Firm or of affiliates of the Firm, if any, in the issue;

•	the interest of the client accounts in the issue presented; and

•	a recommendation for voting the proxy.
     The memorandum will include a record of all external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. The memorandum will be presented to the President who will:
•	direct that the proxy be voted as recommended by the memorandum;

•	return the memorandum for further consideration; or

•	in the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Committee for direction with respect to the voting of the proxy.
     It is the responsibility of the President of the Firm to ensure that proxies are voted timely and in the manner he or she directs.
Conflicts of Interest
     The Firm will maintain a list of those companies, which issue publicly traded securities and with which the Firm or its affiliates have such a relationship that proxies presented with respect to those companies may give rise to a conflict of interest between the Firm and its clients.(1)
     Proxies that are received from companies on the list will be directed to the Committee for its consideration. The Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm’s commitment to vote proxies in the best interests of client accounts, how the proxy will be handled. The Committee will direct the President to:
•	vote the proxy in accordance with voting guidelines adopted by the Firm and in force at the time the proxy was received,

•	employ an outside service provider to direct the voting of the proxy,

•	employ an outside service provider to vote the proxy on behalf of the Firm and its clients,

•	disclose the conflict of interest to the client and obtain direction with respect to the voting of the proxy, or

•	decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.

2. Delegation of Proxy Voting
     In the alternative, if it believes such an arrangement is reasonably designed to ensure that the Firm will vote client securities in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Committee may recommend to the Board one or more unaffiliated service providers (the “designated providers”) either to advise the Firm with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote. The designated provider will review the issues presented by each proxy and, will vote the proxy on behalf of the Firm in accordance with its proxy voting guidelines.

(1)	As it is used in this document, the term “conflict of interest” refers to a situation in which the adviser has a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the client which compromises the Firm’s freedom of judgment and action. Examples of relationships that might give rise to such an interest include:
•	Companies affiliated with directors or officers of the Firm, or immediate family members of directors or officers of the Firm or of affiliates of the Firm;

•	Companies that maintain significant business relationships with the Firm or with affiliates of the Firm, or with which the Firm or an affiliate of the Firm is actively seeking a significant business relationship.
A conflict of interest is “material” if a reasonable person might believe that the Firm’s freedom of judgment and action would be compromised or that the Firm would be persuaded to vote a proxy in such a way as to advance its own interest in the matter rather than that of its client.
3. Reporting
     The President of the Firm will submit a report to the Board of each proxy voted by the Firm since the last meeting of the Board. Where an outside service provider has been involved either to advise the Firm with respect to voting of the proxy or to vote the proxy on behalf of the Firm, the President will submit a separate report to the Board including reports, memoranda or other materials received from the outside service provider relating to the voting of proxies.
AXIA INVESTMENT MANAGEMENT, INC.
PROXY VOTING GUIDELINES
     It is the policy of the Firm that, absent definitive reasons why a proxy should not be voted; all proxies will be voted based on what is best for an account as a shareholder.
     The key element underlying any evaluation of the interest of an advisory account in an issue presented to the shareholders of the company is the effect, if any, a proposal could have on the current or future value of the investment. The following guidelines will be followed in voting proxies:
Management Proposals
     To the extent that management’s proposals do not infringe on stockholder rights, the firm will support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.
     I. Standard Proposals
     The Firm will support management’s proposals to:
•	Elect or re-elect members of the board of directors

•	Select outside auditors

•	Set the annual meeting date and location

•	Eliminate preemptive rights or dual classes of stock

•	Establish dividend reinvestment plans

•	Provide cumulative voting for directors

•	Indemnify directors, officers and employees

•	Change the corporate name
     II. Capitalization Proposals
     The Firm will support proposals to:
•	Increase the authorized number common shares

•	Adjust of par value

•	Establish flexible schedules of preferred dividends

•	Repurchase shares

•	Authorize stock splits or stock dividends

•	Establish anti-greenmail measures
     III. Non-Salary Compensation Programs
     The Firm will support stock or other non-salary compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:
•	Performance incentives

•	Stock option plans

•	Stock purchase or stock ownership plans

•	Thrift/Profit Sharing plans
     However, the Firm will not support plans that:
•	Cause excessive dilution

•	Award options at deep discount to the market
     IV. Anti-Takeover Measures
     The Firm believes that charter and by-law amendments designed to thwart takeover attempts sometimes undermining the prospects for realizing maximum appreciation. and thus, not in the best interest of shareholders. The Firm will oppose the following anti-takeover measures:
•	Fair pricing procedures

•	Super majority rules

•	Board classification

•	Bars to written consent

•	Incumbent-entrenchment measures

•	Re-incorporation measures

•	Control share measures
     V: Miscellaneous Corporate Governance Matters
     The Firm will support proposals to:
•	Limit directors’ liability

•	Authorize indemnification agreements

•	Meet SEC/NASD quorum requirements

•	Reorganize as a holding company
Shareholder Proposals
     The Firm recognizes that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Firm acknowledges that economic and social considerations are often closely intertwined, the management group and elected directors are best positioned to make corporate decisions on these proposals.
     The Firm will support management’s position on shareholder proposals presented by proxy.
Record Retention
     The Firm will retain records relating to the voting of proxies for five years from the end of the fiscal year during which the proxy was voted.
Current Proxy Voting Arrangements
AXIA Investment Management, Inc.
     The AXIA Investment Management, Inc. proxy voting procedures provide two alternative methods for handling proxy voting:
•	The first provides for the designation of one or more employees of the Firm to review each proxy which the Firm has the responsibility to vote and where it is appropriate to do so, to vote the proxy in accordance with the Fund’s proxy voting guidelines. Where the employee determines that it is not appropriate to vote in accordance with the guidelines, a process for further consideration of the issues presented in the proxy by the President of the Firm and the Investment Policy Committee is provided.

•	The second provides that, if the Firm believes that such an arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Firm may retain an unaffiliated service provider either to advise the Finn with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote.
     After much discussion, AXIA Investment Management has retained Institutional Shareholder Services (“ISS”), an unaffiliated third party, as its agent to vote proxies relating to portfolio securities of American Performance Funds on behalf of the Firm. ISS is providing three basic services to AXIA Investment Management:
•	ISS has received the Firm’s proxy voting guidelines (a copy of the current guidelines are attached);

•	ISS will vote the proxies relating to portfolio securities in accordance with the proxy voting guidelines, and

•	ISS will maintain records relating to the voting of proxies which will be used both to monitor proxy voting activity and to meet the reporting requirements of the Firm’s proxy voting procedures and of the new SEC rules.
     The Firm believes that this arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and, because the process is handled by a third party not affiliated with the Firm, will avoid material conflicts between the Firm and its clients.
INVESTMENT ADVISER
     Investment advisory services are provided to each of the Funds by AXIA Investment Management, Inc. (“AXIA Investment Management” formerly BOk Investment Advisers, Inc.), pursuant to an Investment Advisory Agreement. AXIA Investment Management is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. (“BOK”), which it succeeded as Investment Adviser to the Funds on May 12, 2001. AXIA Investment Management, subject to the supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. AXIA Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2006, AXIA Investment Management had approximately $4.8 billion in assets under management.
     BOK is a subsidiary of BOK Financial Corporation (“BOK Financial”). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provides a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries.
     BOK Financial subsidiaries maintain offices in Oklahoma, Arkansas, Texas, Colorado, Kansas, Missouri, Utah and New Mexico and offer a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOK Financial subsidiaries also serve as transfer agent and registrar for corporate securities, paying agent for dividends and its affiliates and interest, and indenture trustee of bond issues. At September 30, 2006, BOK Financial and its subsidiaries had approximately $10.2 billion in assets under management.
     Subject to the general supervision of the Funds’ Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, AXIA Investment Management reviews, supervises, and provides general investment advice regarding each of the Funds’ investment programs. Subject to the general supervision of the Funds’ Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, AXIA Investment Management makes all final decisions with respect to portfolio securities of each of the Funds, places orders for all purchases and sales of the portfolio securities of each of the Funds, and maintains each Fund’s records directly relating to such purchases and sales.
     For the services provided and expenses assumed pursuant to the Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee from each of the Funds, computed daily and paid monthly, based on the lower of (1) such fee as may, from time to time, be agreed upon in writing by the Funds and the Adviser or (2) the average daily net assets of each such Fund as follows: the U.S. Tax-Efficient Large Cap Equity Fund and the U.S. Tax-Efficient Small Cap Equity Fund — sixty-nine one-hundredths of one percent (0.69%) annually; the Balanced Fund — seventy-four one-hundredths of one percent (0.74%) annually; the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund and the Short-Term Income Fund — fifty-five one-hundredths of one percent (0.55%) annually. (See “DISTRIBUTION” — “Custodian and Transfer Agent.”) AXIA Investment Management may periodically waive all or a portion of its fee with respect to any Fund to increase the net income of such Fund available for distribution as dividends.

     The Funds paid AXIA Investment Management the following aggregate fees for investment advisory services for the fiscal years ended:

	AUGUST 31, 2006		AUGUST 31, 2005		AUGUST 31, 2004
		ADDITIONAL		ADDITIONAL		ADDITIONAL
		AMOUNT		AMOUNT		AMOUNT
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Bond Fund	$131,522	$158,870	$172,800	$98,744	$192,005	$109,717
Intermediate Bond Fund	$233,172	$280,176	$317,696	$181,542	$332,152	$189,802
Intermediate Tax-Free Bond Fund	$52,878	$60,384	$111,810	$63,892	$135,067	$77,182
Short-Term Income Fund	$293,439	$1,293,246	$—	$1,430,171	—	$1,313,888
U.S. Tax-Efficient Large Cap Equity Fund	$71,183	$41,677	$131,634	$50,021	$239,840	$91,140
Balanced Fund	$348,955	$341,573	$368,796	$280,986	$342,251	$260,763
U.S. Tax-Efficient Small Cap Equity Fund	$57,859	$33,640	$23,942	$58,659	$25,665	$62,878
     The Investment Advisory Agreement will continue in effect as to a particular Fund for successive one-year terms after the aforementioned date, if such continuance is approved at least annually by the Funds’ Board of Trustees or by vote of a majority of the outstanding voting Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement, or interested persons (as defined in 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.
     The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding voting Shares of that Fund, or by the Investment Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.
     The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective provider of services to the Funds in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.
     A discussion of the basis for the Board of Trustees’ approval of the Funds’ investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.
     From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Shareholders of the Funds may include descriptions of the Adviser including, but not limited to, (i) a description of the adviser’s operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser’s operations.
PORTFOLIO MANAGERS
The portfolio managers identified under “Investment Management” in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set forth below.
NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT
TYPE
AS OF AUGUST 31, 2006

	OTHER REGISTERED	OTHER POOLED
PORTFOLIO MANAGER	INVESTMENT COMPANIES	INVESTMENT VEHICLES	OTHER ACCOUNTS
J. Brian Henderson	Number: 0	Number: None	Number: 45
	Assets: N/A	Assets: N/A	Assets: $677 million

Michael P. Maurer	Number: 0	Number: None	Number: 45
	Assets: N/A	Assets: N/A	Assets: $677 million

	OTHER REGISTERED	OTHER POOLED
PORTFOLIO MANAGER	INVESTMENT COMPANIES	INVESTMENT VEHICLES	OTHER ACCOUNTS
Michael C. Schloss	Number: 0	Number: None	Number: 28
	Assets: N/A	Assets: N/A	Assets: $217 million

Jean-Claude G. Gruet	Number: 0	Number: None	Number: 106
	Assets: N/A	Assets: N/A	Assets: $1,327 million

T. Wesley Verdel	Number: 0	Number: None	Number: 36
	Assets: N/A	Assets: N/A	Assets: $534 million

Richard A. Williams	Number: 0	Number: 1	Number: 5
	Assets: N/A	Assets: $95 million	Assets: $80 million

Craig S. Edwards	Number: 0	Number: None	Number: 36
	Assets: N/A	Assets: N/A	Assets: $534 million

Matthew C. Stephani	Number: 0	Number: None	Number 28
	Assets: N/A	Assets: N/A	Assets: $217 million

S. Bob Rezaee	Number: 0	Number: None	Number: 28
	Assets: N/A	Assets: N/A	Assets: $217 million
As of August 31, 2006, the following portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.
PERFORMANCE BASED ADVISORY FEES
NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT
TYPE
AS OF AUGUST 31, 2006

	OTHER REGISTERED	OTHER POOLED
PORTFOLIO MANAGER	INVESTMENT COMPANIES	INVESTMENT VEHICLES	OTHER ACCOUNTS
J. Brian Henderson	Number: None	Number: None	Number: None
	Assets: $0	Assets: $0	Assets: $0

Michael P. Maurer	Number: None	Number: None	Number: None
	Assets: $0	Assets: $0	Assets: $

Michael C. Schloss	Number: None	Number: None	Number: None
	Assets: $0	Assets: $0	Assets: $0

Jean-Claude G. Gruet	Number: None	Number: None	Number: None
	Assets: $0	Assets: $0	Assets: $0

T. Wesley Verdel	Number: None	Number: None	Number: None
	Assets: $0	Assets: $0	Assets: $0

Richard A. Williams	Number: None	Number: None	Number: None
	Assets: $0	Assets: $0	Assets: $0

Craig S. Edwards	Number: None	Number: None	Number: None
	Assets: $0	Assets: $0	Assets: $0

Matthew C. Stephani	Number: None	Number: None	Number: None
	Assets: $0	Assets: $0	Assets: $0

S. Bob Rezaee	Number: None	Number: None	Number: None
	Assets: $0	Assets: $0	Assets: $0

Conflicts of Interest
From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the “Managed Accounts”). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund.
A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and the Managed Accounts, but may not be available in sufficient quantities for both the Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another Managed Account. AXIA Investment Management has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
Portfolio Manager Compensation
AXIA Investment Management offers investment professionals a compensation plan which has two components: (i) base compensation, which is linked to job function, responsibilities and experience, and (ii) incentive compensation, which varies based on investment performance. The majority of the total cash compensation is derived by the incentive compensation, which could ultimately make up more than half of the investment professional’s compensation. The incentive compensation is based on the pre-tax investment performance of the Funds on a calendar year basis in comparison to their respective Lipper peer group. Certain portfolio managers may receive non-cash incentives from Bank of Oklahoma, N.A., the parent company of AXIA Investment Management, in the form of stock options in connection with management responsibilities of such portfolio managers. These long-term non-cash incentives, which are used as a retention tool, facilitate long-term commitments from key investment professionals.
Securities Ownership
The following table discloses the dollar range of equity securities of each of the Funds beneficially owned by the portfolio managers as of August 31, 2006:

DOLLAR RANGE OF EQUITY
NAME OF PORTFOLIO MANAGER	SECURITIES IN EACH FUND
J. Brian Henderson	None
Michael P. Maurer	None
Michael C. Schloss	None
Jean Claude Gruet	None
Wes Verdel	None
Rich Williams	None
Craig Edwards	None
Matthew Stephani	None
Bob Rezaee	None
DISTRIBUTION
     Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds’ Amended and Restated Distribution and Shareholder Services Plan (the “Distribution Plan”), the Investor Class shares of each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one hundredths of one percent (0.25%) of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds’ Shares or to provide Shareholder services to the holders of the Funds’ Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but not including banks), broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers (such payments not to exceed 0.25% of the Shares purchased at net asset value), and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a “Servicing Agreement”). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds’ Shares to the Participating Organization’s customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization’s customers owning the Funds’ Shares. Under the Distribution Plan, a Participating Organization may include the Funds’ Advisers or their affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act).
     The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor’s actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor’s actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund’s Shareholders. To lower operating expenses, the Distributor may voluntarily reduce its fees under the Distribution Plan.
     The Adviser and the Distributor (and their affiliates) may finance, from their own resources, certain activities intended to result in the distribution and servicing of a Fund’s shares. These amounts may be in addition to amounts paid by the Funds under the Distribution and Shareholder Servicing Plan and may include payments to the Fund’s investment adviser and its affiliates for such activities.
     BISYS LP, the former distributor of the Funds, received the following amounts under the Distribution Plan for the fiscal years ended:

	AUGUST 31, 2006		AUGUST 31, 2005		AUGUST 31, 2004
		ADDITIONAL		ADDITIONAL		ADDITIONAL
		AMOUNT		AMOUNT		AMOUNT
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Bond Fund	$83,797	—	123,429	—	$137,146	—
Intermediate Bond Fund	$122,119	—	226,926	—	$237,252	—
Intermediate Tax-Free Bond	$6,697	$19,487	—	79,864	—	$96,477
Short-Term Income Fund	$432,574	$74,291	442,051	208,026	$406,111	$191,112
U.S. Tax-Efficient Large Cap Equity Fund	$19,662	—	65,817	—	$119,920	—
Balanced Fund	$53,667	$79,832	—	219,520	—	$203,721
U.S. Tax-Efficient Small Cap Equity Fund	$11,673	—	29,928	—	$32,081	—
     Substantially all of the amount received by BISYS LP, the former distributor of the Funds, under the Distribution Plan during the last fiscal year, the period from September 1, 2004 to August 31, 2006, was spent on compensation to dealers. BISYS LP retained 0.5% and spent this amount on printing and mailing of prospectuses. The total amount spent on compensation to dealers during the last fiscal year was $8,869. The total amount retained by BISYS LP during the last fiscal year was $46.
SHAREHOLDER SERVICING PLAN
     The Trust on behalf of each of the Funds have approved a Shareholder Servicing Plan which enable the Funds to obtain the services of one or more shareholder servicing agents (“Shareholder Servicing Agents”) under shareholder servicing agreements. Under the agreements, the Shareholder Servicing Agents will be responsible for performing shareholder account, administrative and servicing functions, which may include but are not limited to, establishing and maintaining records of shareholders accounts; processing purchase and redemption transactions, confirming shareholder transactions; answering routine shareholder inquiries regarding the Funds; providing assistance to shareholders in effecting changes to their dividend options, account designations and addresses; withholding taxes on non-resident alien accounts; disbursing income dividends and capital gains distributions; reinvesting dividends and distributions; arranging for bank wires; preparing and delivering to shareholders, and state and federal authorities including the United States Internal Revenue Service, such information respecting dividends and distributions paid by the Funds as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or federal authorities from time to time; and such other services as the Funds may reasonably request. Shareholder Servicing Agents may be required to register pursuant to state securities law. The Funds anticipate that they will enter into agreements under the shareholder servicing plan with the Bank of Oklahoma, N.A., the owner of the Funds’ investment adviser, AXIA Investment Management, Inc., and with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds’ shareholders and be paid by the Fund fees for such services.
     Each Fund may pay the Shareholder Servicing Agents an annual fee of up to 0.25% of the average daily net assets of the Investor and Institutional Shares of each Fund. For Institutional Shares, the Adviser has agreed contractually to waive the entire Shareholder Servicing Fee through December 31, 2007. For Investor Shares, the Adviser has agreed voluntarily to cap the Shareholder Servicing Fee at 0.10% of average daily net assets. This voluntary fee cap is expected to continue until December 31, 2007, but may be terminated at any time. The Funds paid no Shareholder Servicing Fees for the fiscal year ended August 31, 2006.
GLASS-STEAGALL ACT
     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser believes that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement. BOK also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator, without violating applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Adviser, the Board of Trustees of the Trust would review the Trust’s relationship with the Adviser and consider taking all action necessary in the circumstances.
     Should further legislative, judicial or administrative action prohibit or restrict the activities of BOK, the Adviser, its affiliates, and its correspondent banks in connection with customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust’s method of operations would affect its net asset value per Share or result in financial losses to any customer.
PORTFOLIO TRANSACTIONS
     Pursuant to the Investment Advisory Agreement, subject to the general supervision of the Board of Trustees of the Funds and in accordance with each Fund’s investment objective, policies and restrictions, the Adviser determines which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Bond Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions with respect to the Equity Funds on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.
During the fiscal year ended August 31, 2006, the Funds paid aggregate brokerage commissions as follows:

U.S. Tax-Efficient Large Cap Equity Fund	$35,659
Balanced Fund	$219,244
U.S. Tax-Efficient Small Cap Equity Fund	$22,778

During the fiscal year ended August 31, 2005, the Funds paid aggregate brokerage commissions as follows:

U.S. Tax-Efficient Large Cap Equity Fund	$94,279
Balanced Fund	$155,917
Growth Equity Fund	$155,665
U.S. Tax-Efficient Small Cap Equity Fund	$10,368
During the fiscal year ended August 31, 2004, the Funds paid aggregate brokerage commissions as follows:

U.S. Tax-Efficient Large Cap Equity Fund	$94,984
Balanced Fund	$195,612
Growth Equity Fund	$365,079
U.S. Tax-Efficient Small Cap Equity Fund	$78,546
     Allocation of transactions, including their frequency, to various dealers is determined by the Adviser with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Funds.
     The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.
     Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, the Adviser and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.
     ALLOCATION OF INITIAL PUBLIC OFFERINGS
     Opportunities to invest in initial public offerings (“IPOs”) will be allocated to Funds in a fair and equitable manner pursuant to the following procedures. When an opportunity to participate in an IPO has been identified, the investment personnel of AXIA Investment Management will conduct an analysis to determine which Funds would benefit from the addition of the IPO to their portfolios. This analysis will take into account each Fund’s investment objective, policies and limitations. Also considered will be each Fund’s liquidity and present portfolio, including risk/reward characteristics. When AXIA Investment Management investment personnel determine that an IPO opportunity is suitable and desirable for more than one Fund, the IPO will be allocated to each such Fund on the basis of relative net assets. Where the opportunity is determined to be suitable and desirable for only one Fund, the opportunity will be allocated solely to that Fund. All Fund allocation decisions shall be made by the Chief Investment Officer of AXIA Investment Management or his/her delegate. The availability of opportunities to invest in IPOs is highly dependent on market conditions. Investing in IPOs may significantly affect the performance of a Fund.

ADMINISTRATOR
     Effective July 1, 2004, AXIA Investment serves as general manager and administrator (the “Administrator”) to each Fund pursuant to the Management and Administration Agreement (the “Administration Agreement”). The Administrator assists in supervising all operations of each Fund (other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for that Fund). The Administrator is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. Prior to July 1, 2004, BISYS Fund Services Ohio, Inc. (“BISYS”) (now Citi Fund Services Ohio, Inc.) served as the Administrator to the Funds.
     Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund and to compute the net asset value and net income of those Funds on a daily basis, to maintain office facilities for the Funds, to maintain the Funds’ financial accounts and records, and to furnish the Funds statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds with respect to the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Funds’ operations other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.
     The Administrator receives a fee from each Fund for its services provided and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of twenty one hundredths of one percent (0.20%) of each Fund’s average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.
     The following fees were paid to the Administrator* by the Funds for management and administrative services for the fiscal years ended:

	FISCAL YEAR ENDED
	AUGUST 31, 2006		AUGUST 31, 2005		AUGUST 31, 2004
		ADDITIONAL		ADDITIONAL		ADDITIONAL
		AMOUNT		AMOUNT		AMOUNT
	PAID	WAIVED	PAID	WAIVED	PAID*	WAIVED*
Bond Fund	$70,083	$35,515	$98,744	—	$109,717	—
Intermediate Bond Fund	$124,338	$62,336	$181,542	—	$189,802	—
Intermediate Tax-Free Bond	$28,388	$12,798	$63,892	—	$77,182	—
Short-Term Income Fund	$381,358	$195,623	$520,066	—	$477,780	—
U.S. Tax-Efficient Large Cap Equity Fund	$22,249	$10,464	$52,654	—	$95,936	—
Balanced Fund	$126,049	$60,582	$175,618	—	$162,977	—
U.S. Tax-Efficient Small Cap Equity Fund	$17,675	$8,847	$23,942	—	$25,665	—

*	The figures reflect fees received by the current and former Administrator for the fiscal year ended August 31, 2004.
     The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.
     SUB-ADMINISTRATOR
     Effective July 1, 2004, BISYS became the Sub-Administrator to the Funds pursuant to an agreement between AXIA Investment Management and BISYS. Pursuant to this agreement, BISYS assumed many of the Administrator’s duties, for which BISYS receives a fee, paid by the Administrator, calculated at an annual rate of three one-hundredths of one percent (0.03%) of each Fund’s average net assets. Effective August 2, 2007, BISYS was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. Prior to July 1, 2004, BOK served as the Sub-Administrator to the Funds.

     The following fees were paid to the Sub-Administrator* for the fiscal years ended:

	AUGUST 31,	AUGUST 31,	AUGUST 31,
	2006	2005	2004
Bond Fund	15,840	16,296	25,765
Intermediate Bond Fund	28,001	29,977	44,394
Intermediate Tax-Free Bond Fund	6,178	10,550	18,180
Short-Term Income Fund	86,547	85,357	112,418
U.S. Tax-Efficient Large Cap Equity Fund	1,705	8,893	22,498
Balanced Fund	27,995	29,011	37,898
U.S. Tax-Efficient Small Cap Equity Fund	3,978	3,957	6,035

*	The figures reflect fees received by the current and former Sub-Administrator for the fiscal year ended August 31, 2004.
DISTRIBUTOR
     BOSC serves as distributor to each of the Funds pursuant to its Distribution Agreement with the Funds. BOSC is located at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172.
CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT
     Cash and securities owned by each of the Funds are held by BOK as custodian. Under the Custodian Agreement BOK (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds’ portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Funds’ Board of Trustees concerning the Funds’ operations. BOK may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Funds, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.
     Under the Custodian Agreement, the Funds have agreed to pay BOK a custodian fee with respect to each Fund at an annual rate of one one hundredths of one percent (0.01%) of such Fund’s average daily net assets. BOK is also entitled to be reimbursed by the Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOK may periodically set its custodian fees at less than the maximum allowable amount with respect to a Fund to increase the Fund’s net income available for distribution as dividends.
     BISYS serves as transfer agent to each of the Funds pursuant to a Transfer Agency Agreement with the Funds. Under the Transfer Agency Agreement, BISYS has agreed: (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Funds’ Board of Trustees concerning the Funds’ operations.
     Under the Transfer Agency Agreement, the Funds have agreed to pay BISYS an annual fee of two one- hundredths of one percent (0.02%) of each Fund’s average daily net assets. In addition to the annual per fund fee, BISYS is entitled to receive an annual per account fee of $15.00 for each IRA account and the following annual fees:

	RETAIL-LOAD	RETAIL-NO-LOAD	INSTITUTIONAL
Daily Dividend:	$25.00 per account	$21.00 per account	$17.00 per account
Annual Dividend:	$23.00 per account	$19.00 per account	$15.00 per account
     BISYS is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Transfer Agency Agreement.
     BISYS serves as fund accountant for each Fund pursuant to a Fund Accounting Agreement with the Funds. As fund accountant for the Funds, BISYS prices the Funds’ Shares, calculates the Funds’ net asset value, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Funds, BISYS is entitled to receive a fee from each Fund as follows: three one-hundredths of one percent (0.03%) of each Fund’s average net assets. BISYS is also entitled to be reimbursed for out- of- pocket expenses in providing services under the Fund Accounting Agreement. BISYS may periodically set its fund accounting fees at less than the maximum allowable amount with respect to a Fund in order to increase the Fund’s net income available for distribution as dividends.

LEGAL AND REGULATORY MATTERS
     On September 26, 2006, BISYS Fund Services, Inc., an affiliate of BISYS, which provides various services to the Trust as described above, reached a settlement with the SEC related to BISYS Fund Services, Inc.’s past marketing arrangements with advisers to certain of its mutual fund clients. Under the terms of the settlement, BISYS Fund Services, Inc. consented to the entry of an Order by the SEC (the “SEC/BISYS Order”). In the SEC/BISYS Order, the SEC determined that BISYS Fund Services, Inc. had “willfully aided and abetted and caused” (1) the investment advisers to 27 different families of mutual funds to violate provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) that prohibit fraudulent conduct; (2) the investment advisers to the 27 fund families to violate provisions of the 1940 Act that prohibit the making of any untrue statement of a material fact in a registration statement filed by a mutual fund with the SEC; and (3) the 27 fund families to violate provisions of the 1940 Act that require the disclosure and inclusion of all distribution arrangements and expenses in the fund’s 12b-1 fee plan. The Funds were one of the 27 fund families and AXIA Investment Management was one of the 27 advisers to which the SEC referred.
     The SEC found that, between 1999 and 2004, BISYS Fund Services, Inc. maintained marketing arrangements with the 27 advisers under which BISYS Fund Services, Inc. rebated to the advisers a portion of the administration fees received by BISYS Fund Services, Inc. from the 27 fund families. The SEC found that the BISYS Fund Services, Inc. arrangements were not disclosed to the fund boards and the marketing budgets were actually assets of the funds. The SEC also found that the arrangements were not disclosed to shareholders of any of the 27 funds until 2003 and that the disclosures which were then made by the funds were incomplete and misleading. In the SEC/BISYS Order, BISYS Fund Services, Inc. agreed, among other things, to disgorge certain monies and pay a civil penalty.
     It remains unclear the extent to which the Funds and their service providers are or may be affected by the SEC investigation of BISYS Fund Services, Inc. (which is ongoing) or by the SEC/BISYS Order. Neither the Funds nor AXIA Investment Management were parties to the SEC/BISYS Order, nor are the Funds or AXIA Investment Management bound by the order or its findings.
     In October 2006, AXIA Investment Management informed the Funds that the SEC was initiating a special examination of AXIA Investment Management, focusing on the subjects of the SEC/BISYS Order. Also in October 2006, the Board of Trustees formed a special review committee of independent trustees to investigate these matters. In August 2007, the Board of Trustees and AXIA Investment Management agreed to a full settlement (the “Settlement”) of the subjects of the SEC/BISYS Order and the BISYS marketing arrangements before AXIA Investment Management became administrator of the Funds in 2004. Under the Settlement, AXIA Investment Management agreed to pay the Funds $2,232,000. As of the date of this Statement, the SEC has not initiated an examination of the Funds. With the exception of the Settlement, it remains unclear the extent to which the Funds and their service providers are or may be affected by these matters, individually or collectively.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     KPMG LLP, 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio, 43215, serves as independent registered public accountants for the Funds.
LEGAL COUNSEL
     Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Ste. 900, Washington, D.C. 20005 are counsel to the Funds.
ADDITIONAL INFORMATION
DESCRIPTION OF SHARES
     Each Fund is a separate series of a Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Funds currently comprise ten series of Shares which represent interests in the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund, the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, and the U.S. Tax-Efficient Small Cap Equity Fund. The Aggressive Growth Fund was liquidated on February 19, 1999 and the Growth Equity Fund was liquidated on March 31, 2006. On January 1, 2006, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund, the

Institutional Cash Management Fund merged into the Cash Management Fund, and the Institutional Tax-Free Money Market Fund changed its name to the Tax-Free Money Market Fund. The Funds offer both Investor Class and Institutional Class Shares for the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, and the U.S. Tax-Efficient Small Cap Equity Fund. The Funds offer Administrative Class, Service Class, Institutional Class and Select Class for the U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Funds. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Funds into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.
     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Funds’ Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.
     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Funds voting without regard to series.
SHAREHOLDER AND TRUSTEE LIABILITY
     Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.
     The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Funds’ business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the trust for payment.
MISCELLANEOUS
     The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Funds are required to hold a Shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of the Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.
     The Funds are registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds.
     The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC’s website at http://www.sec.gov or from the SEC upon payment of the prescribed fee.
     The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.
     As of December 18, 2006, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74102-2300) and its bank affiliates were the Shareholder of record of 79.46% of the Bond Fund’s Investor Shares, 99.96% of the Bond Fund’s Institutional Shares, 84.88% of the Intermediate Bond Fund’s Investor Shares, 99.87% of the Intermediate Bond Fund’s Institutional Shares, 30.20% of the Intermediate Tax-Free Bond Fund’s Investor Shares, 100% of the Intermediate Tax-Free Bond Fund’s Institutional Shares, 72.03% of the Short-Term Income Fund’s Investor Shares, 99.93% of the Intermediate Tax-Free Bond Fund Institutional Shares, 52.38% of the U.S. Tax-Efficient Large Cap Equity Fund’s Investor Shares, 100% of the U.S. Tax-Efficient Large Cap Equity Fund’s Institutional Shares, 96.03% of the Balanced Fund’s Investor Shares, 100% of the Balanced Fund’s Institutional Shares, 49.81% of the U.S. Tax-Efficient Small Cap Equity Fund’s Investor Shares and 99.89% of the U.S. Tax-Efficient Small Cap Equity Fund’s Institutional Shares.
     As of December 18, 2006, Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to 8% of the Bond Fund’s Investor Shares, 100% of the Bond Fund’s Institutional Shares, 4% of the Intermediate Bond Fund’s Investor Shares, 100% of the Intermediate Bond Fund’s Institutional Shares, 8% of the Intermediate Tax-Free Bond Fund’s Investor Shares, 100% of the Intermediate Tax-Free Bond Fund’s Institutional Shares, 6% of the Short-Term Income Fund’s Investor Shares, 66% of the Short-Term Income Fund’s Institutional Shares, 0% of the U.S. Tax-Efficient Large Cap Equity Fund’s Investor Shares, 100% of the U.S. Tax-Efficient Large Cap Fund’s Institutional Shares, 6% of the Balanced Fund’s Investor Shares, 100% of the Balanced Fund’s Institutional Shares, 26% of the U.S. Tax-Efficient Small Cap Equity Fund’s Investor Shares, and 100% of the U.S. Tax-Efficient Small Cap Equity Fund’s Institutional Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.
     As of December 18, 2006 the trustees and officers of the Funds, as a group, owned less than one percent of the Shares of each of the Funds.
     The following table indicates each person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Funds as of December 18, 2006:

PERCENT OF THE
CLASS TOTAL
ASSETS HELD BY
FUND/CLASS	THE SHAREHOLDER
BOND FUND — INVESTOR SHARES

NABANK & CO	79.46%
PO BOX 2180
TULSA, OK 74101

PERSHING LLC	10.94%
1 PERSHING PLAZA
JERSEY CITY, NJ 07399

MG TRUST CUSTODIAN OR TRUSTEE	5.47%
MESA MENTAL HEALTH RETIREMENT SAVIN
700 17TH STREET, SUITE 300
DENVER, CO 80202

PERCENT OF THE
CLASS TOTAL
ASSETS HELD BY
FUND/CLASS	THE SHAREHOLDER
BOND FUND — INSTITUTIONAL SHARES

NABANK & CO	99.96%
PO BOX 2180
TULSA, OK 74101

INTERMEDIATE BOND FUND — INVESTOR SHARES

NABANK & CO	84.88%
PO BOX 2180
TULSA, OK 74101

PERSHING LLC	6.55%
1 PERSHING PLAZA
JERSEY CITY, NJ 07399

INTERMEDIATE BOND FUND — INSTITUTIONAL SHARES

NABANK & CO	99.87%
PO BOX 2180
TULSA, OK 74101

INTERMEDIATE TAX-FREE BOND FUND — INVESTOR SHARES

NABANK & CO	30.20%
PO BOX 2180
TULSA, OK 74101

PERSHING LLC	13.91%
1 PERSHING PLAZA
JERSEY CITY, NJ 07399

BERNICE WIMPEY	7.06%
PA WIMPEY
BERNICE WIMPEY REV LIVING TRUST
4402 EAST 93RD PL
TULSA, OK 74137

INTERMEDIATE TAX-FREE BOND FUND — INSTITUTIONAL SHARES

NABANK & CO	100%
PO BOX 2180
TULSA, OK 74101

SHORT-TERM INCOME FUND — INVESTOR SHARES

NABANK & CO	72.03%
PO BOX 2180
TULSA, OK 74101

PERSHING LLC	20.65%
1 PERSHING PLAZA
JERSEY CITY, NJ 07399

SHORT-TERM INCOME FUND — INSTITUTIONAL SHARES

NABANK & CO	99.93%
PO BOX 2180
TULSA, OK 74101

PERCENT OF THE
CLASS TOTAL
ASSETS HELD BY
FUND/CLASS	THE SHAREHOLDER
U.S. TAX-EFFICIENT LARGE CAP EQUITY FUND — INVESTOR SHARES

NABANK & CO	52.38%
PO BOX 2180
TULSA, OK 74101

FIRNABA & CO	8.59%
PO BOX 7
C/O FIRST NATIONAL BANK
FORT SMITH, AR 72902

PERSHING LLC	6.61%
1 PERSHING PLAZA
JERSEY CITY, NJ 07399

LEE ANN MCKINNEY	6.58%
1185 LOST CREEK DRIVE
KALISPELL, MT 59901-7099

U.S. TAX-EFFICIENT LARGE CAP EQUITY FUND — INSTITUTIONAL SHARES

NABANK & CO	100%
PO BOX 2180
TULSA, OK 74101

U.S. TAX-EFFICIENT SMALL CAP EQUITY FUND — INVESTOR SHARES

NABANK & CO	49.81%
PO BOX 2180
TULSA, OK 74101

CARL JAMES BODE	8.95%
1555 SWAN DR
TULSA, OK 74102

LINSCO/PRIVATE LEDGER CORP.	7.28%
ONE BEACON STREET, 22ND FL
BOSTON, MA 02108

MARALEE S WICKS	7.03%
2326 MEADOW DRIVE NORTH
WILMETTE, IL 60091

PERSHING LLC	5.77%
1 PERSHING PLAZA
JERSEY CITY, NJ 07399

U.S. TAX-EFFICIENT SMALL CAP EQUITY FUND — INSTITUTIONAL SHARES

NABANK & CO	99.89%
PO BOX 2180
TULSA, OK 74101

BALANCED FUND — INVESTOR SHARES

NABANK & CO	96.03%
PO BOX 2180
TULSA, OK 74101

BALANCED FUND — INSTITUTIONAL SHARES

NABANK & CO	100%
PO BOX 2180
TULSA, OK 74101

FINANCIAL STATEMENTS
     The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the American Performance Funds’ Annual Report for the fiscal year ended August 31, 2006, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report dated as of August 31, 2006 may be obtained without charge by contacting the Distributor, BOSC, at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172, or by telephoning toll-free at 1-800-762-7085.
APPENDIX
     The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch IBCA. Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings is as of the date of this Statement of Additional Information, and may subsequently change.
     LONG -TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)
     Description of the five highest long-term debt ratings by Moody’s (Moody’s applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security’s ranking within the category):
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):
AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
          Description of the three highest long-term debt ratings by Fitch IBCA (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):
AAA Obligations which have the highest rating assigned by Fitch IBCA. Capacity for timely repayment of principal and interest is extremely strong relative to other obligors in the same country.
AA Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country’s highest rated debt.
A Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.
     SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)
     Moody’s description of its three highest short-term debt ratings:
Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     S&P’s description of its three highest short-term debt ratings:
A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS
     Moody’s description of its two highest short-term loan/municipal note ratings:
MIG1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

STATEMENT OF ADDITIONAL INFORMATION
AMERICAN PERFORMANCE FUNDS
AMERICAN PERFORMANCE MONEY MARKET FUNDS
DATED JANUARY 1, 2007
AS AMENDED AND RESTATED AUGUST 14, 2007
     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for the American Performance Money Market Funds Administrative Class Shares, the American Performance Money Market Funds Service Class Shares, the American Performance Money Market Funds Institutional Class Shares and the American Performance Money Market Funds Select Class Shares, each dated January 1, 2007. This Statement of Additional Information is incorporated in its entirety into those Prospectuses. A copy of each Prospectus for the American Performance Funds (the “Funds”) may be obtained by writing to the Funds at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172, or by telephoning (800) 762-7085.
     The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the American Performance Funds’ Annual Report for the fiscal year ended August 31, 2006, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report may be obtained without charge by contacting the Distributor, BOSC, Inc., One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172, or by telephoning toll-free at 1-800-762-7085.

TABLE OF CONTENTS

PAGE
THE FUNDS	4
ADDITIONAL INFORMATION ON THE FUNDS	4
ADDITIONAL INFORMATION ON FUND INSTRUMENTS	5
Asset-Backed Securities	5
Bank Obligations	5
Calls	6
Foreign Investments	7
Futures Contracts	7
Investment Company Securities	8
Loan Participation	8
Mortgage-Related Securities	9
Municipal Securities	9
Options	10
Private Placement Investments	11
Puts	11
Repurchase Agreements	11
Reverse Repurchase Agreements	12
Securities Lending	12
U.S. Government Obligations	12
Variable Amount and Floating Rate Notes	12
When-Issued Securities	13
Zero Coupon Obligations	13
TEMPORARY DEFENSIVE POSITIONS	14
INVESTMENT RESTRICTIONS	14
Portfolio Turnover	17
ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS	18
Taxation of the Funds	18
Distributions	19
Exempt-Interest Dividends	20
Selling Shares	21
Hedging Transactions	22
Foreign Investments, Foreign Currency Denominated Securities and Related Hedging Transactions	22
Discount Securities	23
Backup Withholding	23
Tax Shelter Reporting Regulations	23
Shares Purchased Through Tax-Qualified Plans	24
Non-U.S. Shareholders	24
Additional Information	24
VALUATION	25
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	25
MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS	26
Trustees And Officers	26
Code Of Ethics	29
Market Timing Policies and Procedures	29
Disclosure of Portfolio Holdings	29
Proxy Voting Policies and Procedures	29
Investment Adviser	36
Distribution	37
Shareholder Servicing Plan	38
Glass-Steagall Act	39
Portfolio Transactions	39
Allocation of IPOs	40
Administrator	40
Sub-Administrator	41
Distributor	41
Custodian, Transfer Agent And Fund Accountant	44
Legal and Regulatory Matters	42
Independent Registered Public Accounting Firm	43
Legal Counsel	43
ADDITIONAL INFORMATION	43

THE FUNDS
     The American Performance Funds (the “Funds”) is a diversified open-end management investment company. The Funds presently consist of ten series of units of beneficial interest (“Shares”). This Statement of Additional Information (“SAI”) relates to three of these Funds: the American Performance U.S. Treasury Fund (the “U.S. Treasury Fund”), the American Performance Cash Management Fund (the “Cash Management Fund”) and the American Performance Tax-Free Money Market Fund (the “Tax-Free Money Market Fund”) (formerly the American Performance Institutional Tax-Free Money Market Fund). The Trust’s other seven Funds, which are offered through separate prospectuses and have a separate Statement of Additional Information, are:

American Performance Bond Fund	American Performance Intermediate Bond Fund
American Performance Intermediate Tax-Free Bond Fund	American Performance Short-Term Income Fund
American Performance Balanced Fund	American Performance U.S. Tax Efficient Large Cap Equity Fund
American Performance U.S. Tax-Efficient Small Cap Equity Fund
     With respect to the Funds described in this SAI, the Trust offers Administrative Class, Service Class, Institutional Class and Select Class Shares. The U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Fund are sometimes referred to as the “Money Market Funds.” The information contained in this document expands upon subjects discussed in the Prospectuses for the Funds. An investment in a Fund should not be made without first reading that Fund’s Prospectus.
INVESTMENT OBJECTIVE AND POLICIES
     The following policies supplement each Fund’s investment objective and policies as set forth in the Prospectus for that Fund.
     The investment objective of each Fund is fundamental and may not be changed without a vote of the holders of a majority of the outstanding Shares of the respective Fund. There can be no assurance that the investment objective of each Fund will be achieved.
U.S. TREASURY FUND
The investment objective of the U.S. Treasury Fund is to seek current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, some or all of which may be subject to repurchase agreements.
CASH MANAGEMENT FUND
The investment objective of the Cash Management Fund is to seek current income with liquidity and stability of principal by investing in money market instruments which are considered by the Board of Trustees to present minimal credit risks.
TAX-FREE MONEY MARKET FUND
The investment objective of the Tax-Free Money Market Fund is to seek high current income exempt from federal income tax consistent with the preservation of capital and relative stability of principal.
ADDITIONAL INFORMATION ON THE FUNDS
     All securities or instruments in which the Money Market Funds invest are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). All instruments in which the Money Market Funds invest will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The average dollar-weighted maturity of the securities in each of the Money Market Funds will not exceed 90 days. Obligations purchased by the Money Market Funds are limited to U.S. dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks.
     Under normal circumstances, at least 80% of the assets of the Tax-Free Money Market Fund will be invested in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Short-Term Municipal Securities”). Short-Term Municipal Securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. This is a fundamental policy and may only be changed by the vote of a majority of the outstanding Shares of the Tax-Free Money Market

Fund. The 80% investment requirement will be based on net assets plus any borrowings for investment purposes.
     The Cash Management Fund and Tax-Free Money Market Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical ratings organizations (“NRSROs”) (e.g., “A-1” by Standard & Poor’s Corporation (“S&P”) and “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”)); or (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Adviser (as defined below) pursuant to guidelines approved by the Board of Trustees and subject to the ratification of the Board of Trustees. See the Appendix for definitions of the foregoing instruments and rating systems.
     The Cash Management Fund may, from time to time, concentrate its investments in certain securities issued by U.S. and/or foreign banks and their respective branches. Concentration in obligations issued by commercial banks and bank holding companies will involve a greater exposure to economic, business, political, or regulatory changes that are generally adverse to banks and bank holding companies. Such changes could include significant changes in interest rates, general declines in bank asset quality, including real estate loans, and the imposition of costly or otherwise burdensome government regulations or restrictions. The Fund will not purchase securities issued by AXIA Investment Management, Inc. (“AXIA Investment Management” or the “Adviser”) (formerly BOk Investment Advisers, Inc.) or any of its affiliates.
     Obligations issued or guaranteed by U.S. government agencies or instrumentalities in which the Cash Management Fund and Tax-Free Money Market Fund may invest can vary significantly in terms of the credit risk involved. Obligations of certain agencies and instrumentalities of the U.S. government such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Institutional Cash Management Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser deems the credit risk with respect thereto to be minimal.
      CONCENTRATION POLICY
     The Funds do not concentrate in any particular industry. For purposes of determining concentration, the Funds do not consider investment companies to constitute an “industry.” Rather, the Funds will “look through” investments in investment companies to the underlying securities held by such investment companies when determining fund exposure to a particular industry.
ADDITIONAL INFORMATION ON FUND INSTRUMENTS
     ASSET-BACKED SECURITIES
     The Cash Management Fund and Tax-Free Money Market Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. The Fund will only purchase an asset-backed security if it is rated within the three highest ratings categories assigned by an NRSRO (e.g., at least “A” by S&P or Moody’s, respectively). Some asset-backed securities, such as asset-backed commercial paper, often carry only short-term ratings. The Cash Management Fund and the Tax-Free Money Market Fund may purchase asset-backed securities that carry only a short-term rating. Asset-backed securities are generally considered to be illiquid.
      BANK OBLIGATIONS
     The Cash Management Fund and Tax-Free Money Market Fund may invest in obligations of the banking industry such as bankers’ acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits.
     Bankers’ Acceptances: Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Funds will invest in only those bankers’ acceptances guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).
     Certificates of deposit: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of U.S. and foreign commercial banks and their domestic and foreign branches. The Funds may also invest in Eurodollar certificates of deposit which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.
     In addition, the Funds may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.
     Commercial paper: Commercial paper consists of secured and unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return. The Cash Management Fund and the U.S. Treasury Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer.
      CALLS
     The Tax-Free Money Market Fund may write (sell) “covered” call options and purchase options to close out options previously written by the Tax-Free Money Market Fund. Such options must be listed on a national securities exchange. The purpose of the Tax-Free Money Market Fund in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Tax-Free Money Market Fund’s total return and will reduce the effect of any price decline of the security involved in the option.
     A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the writer’s obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Tax-Free Money Market Fund will write only covered call options. This means that the Tax-Free Money Market Fund will only write a call option on a security which a Fund already owns. In order to comply with the requirements of the securities laws in several states, the Tax-Free Money Market Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or currencies subject to put options exceeds 25% of the market value of the Tax-Free Money Market Fund’s net assets. When market prices are unavailable or deemed to be inaccurate due to recent market developments, matrix pricing or fair value pricing will be utilized.
     Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Tax-Free Money Market Fund’s investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Tax-Free Money Market Fund will not do), but capable of enhancing the Tax-Free Money Market Fund’s total return. When writing a covered call option, the Tax-Free Money Market Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Tax-Free Money Market Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Tax-Free Money Market Fund has written expires, the Tax-Free Money Market Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Tax-Free Money Market Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Tax-Free Money Market Fund’s custodian. The Tax-Free Money Market Fund does not consider a security covered by a call to be “pledged” as that term is used in the Tax-Free Money Market Fund’s policy which limits the pledging or mortgaging of its net assets.

     The premium received is the fair market value of an option. The premium the Tax-Free Money Market Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Tax-Free Money Market Fund for writing covered call options will be recorded as a liability in the Tax-Free Money Market Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the net asset value per Share of the Tax-Free Money Market Fund is computed, or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.
     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Tax-Free Money Market Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Tax-Free Money Market Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Tax-Free Money Market Fund will be able to effect such closing transactions at a favorable price. If the Tax-Free Money Market Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Tax-Free Money Market Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.
     Call options written by the Tax-Free Money Market Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Tax-Free Money Market Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.
     The Tax-Free Money Market Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Tax-Free Money Market Fund.
     FOREIGN INVESTMENTS
     The Cash Management Fund may, subject to its investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments may include obligations of foreign branches, agencies or subsidiaries of U.S. banks and of foreign banks, and investments in foreign securities. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Special U.S. tax considerations may apply to a Fund’s foreign investments.
     FUTURES CONTRACTS
     The Tax-Free Money Market Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

     When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Tax-Free Money Market Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Tax-Free Money Market Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Tax-Free Money Market Fund than might later be available in the market when it effects anticipated purchases.
     The acquisition of put and call options on futures contracts will, respectively, give the Tax-Free Money Market Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.
     Futures transactions involve brokerage costs and require the Tax-Free Money Market Fund to segregate assets to cover contracts that would require it to purchase securities. The Tax-Free Money Market Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Tax-Free Money Market Fund had not entered into any futures transactions. In addition, the value of the Tax-Free Money Market Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund’s ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.
     Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Tax-Free Money Market Fund’s total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a the Fund’s total assets. Futures transactions will be limited to the extent necessary to maintain the Tax-Free Money Market Fund’s qualification as a regulated investment company (“RIC”).
     INVESTMENT COMPANY SECURITIES
     The Tax-Free Money Market Fund may invest in shares of other investment companies. The Tax-Free Money Market Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any investment company or invest more than 10% of its total assets in the securities of other investment companies. These investment companies typically pay an investment advisory fee out of their assets. Therefore, investments may be subject to duplicate management, advisory and distribution fees. Pursuant to new exemptive rules under the 1940 Act recently adopted by the Securities and Exchange Commission (“SEC”) and effective as of July 31, 2006, the Tax-Free Money Market Fund may invest in shares of affiliated or unaffiliated money market funds to the extent permitted by its investment strategy.
     The Tax-Free Money Market Fund may invest in iShares(R)*, an exchange-traded fund, in excess of the statutory limitations stated above in reliance on an exemptive order dated April 15, 2003, issued to iShares,(R) Inc. and iShares(R) Trust.

*	iShares(R) is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.
     LOAN PARTICIPATION
     The Cash Management Fund and Tax-Free Money Market Fund may purchase certain loan participation interests. Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal, and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The Cash Management Fund and the Tax-Free Money Market Fund intend to limit investments in loan participation interests to 5% of its total assets.

     MORTGAGE-RELATED SECURITIES
     Each of the Funds may, consistent with its investment objective, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.
     Mortgage-related securities, for purposes of the Funds’ Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.
     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
     The U.S. Treasury Fund will invest only in mortgage-related securities backed by the full faith and credit of the U.S. government.
     The Cash Management Fund and the Tax-Free Money Market Fund also may invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. The Cash Management Fund and the Tax-Free Money Market Fund will only invest in collateralized mortgage obligations which meet the quality requirements of Rule 2a-7 under the 1940 Act. Collateralized mortgage obligations will be purchased only if rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if not rated, found by the Adviser under guidelines established by the Funds’ Board of Trustees to be of comparable quality.
     MUNICIPAL SECURITIES
     As a matter of fundamental policy, under normal circumstances, at least 80% of the assets of the Tax-Free Money Market Fund will be invested in Short-Term Municipal Securities. For purposes of the above-stated policy, “assets” means net assets plus any borrowings for investment purposes. Short-Term Municipal Securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Such securities include debt obligations issued to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. The Tax-Free Money Market Fund may purchase short-term tax-exempt general obligations notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, and other forms of short-term tax exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Tax-Free Money Market Fund may invest in other types of tax-exempt investments, such as municipal bonds, private activity bonds, and pollution control bonds. The Tax-Free Money Market Fund may also purchase tax-exempt commercial paper. While the issuing state or local housing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.
     The two principal classifications of Short-Term Municipal Securities which may be held by the Tax-Free Money Market Fund are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Tax-Free Money Market Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.
     The Tax-Free Money Market Fund may also invest in “moral obligation” securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer.
     There are, of course, variations in the quality of Short-Term Municipal Securities, both within a particular classification and between classifications, and the yields on Short-Term Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Short-Term Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Short-Term Municipal Securities with the same maturity, interest rate and rating may have different yields while Short-Term Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Tax-Free Money Market Fund, an issue of Short-Term Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Tax-Free Money Market Fund. The Fund’s Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.
     Although the Tax-Free Money Market Fund may invest more than 25% of its net assets in (i) Short-Term Municipal Securities whose issuers are in the same state (ii) Short-Term Municipal Securities the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, it does not presently intend to do so on a regular basis. To the extent the Tax-Free Money Market Fund’s assets are concentrated in Short-Term Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state, or are concentrated in private activity bonds, the Tax-Free Money Market Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.
     An issuer’s obligations under its Short-Term Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Short-Term Municipal Securities may be materially adversely affected by litigation or other conditions.
     OPTIONS
     The Tax-Free Money Market Fund may purchase call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Call options purchased by the Tax-Free Money Market Fund will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

     The Tax-Free Money Market Fund may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than the exercise price of the option.
     Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. The Tax-Free Money Market Fund will purchase call options and index options only when its total investment in such options immediately after such purchase, will not exceed 5% of its total assets.
     PRIVATE PLACEMENT INVESTMENTS
     The Cash Management Fund and the Tax-Free Money Market Fund may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, and resold to qualified institutional buyers under Securities Act Rule 144A (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution.
     Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Section 4(2) paper may also be resold to the issuer or certain broker-dealers. The Cash Management Fund and the Tax-Free Money Market Fund will not invest more than 10% of its net assets in Section 4(2) paper and illiquid securities unless the Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper held by a Fund in excess of this level is at all times liquid.
     Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will develop, the Board of Trustees and the Adviser, pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Funds’ investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) paper could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.
     PUTS
     The Cash Management Fund and the Tax-Free Money Market Fund may acquire “puts” with respect to securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Cash Management Fund and the Tax-Free Money Market Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.
     The amount payable to a Fund upon its exercise of a “put” on debt securities is normally (i) the Fund’s acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.
     Puts may be acquired by the Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund’s assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security’s market value.
     The Cash Management Fund and the Tax-Free Money Market Fund intend to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser’s opinion, present minimal credit risks.
     REPURCHASE AGREEMENTS
     Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Funds believes that, under the regular procedures normally in effect for custody of each Fund’s securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of a Fund if presented with the question. Securities subject to repurchase agreements will be held by each Fund’s Custodian, Sub-Custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an investment company under the 1940 Act.
     REVERSE REPURCHASE AGREEMENTS
     Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, consistent with the Fund’s investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.
     SECURITIES LENDING
     Each of the Funds may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash, U.S. government securities or other high quality debt securities. This collateral must be valued daily by the Fund’s Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities in loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Funds’ Board of Trustees. Each Fund will limit securities loans to 33 1/3% of the value of its total assets.
     U.S. GOVERNMENT OBLIGATIONS
     The U.S. Treasury Fund invests exclusively in obligations issued or guaranteed by the U.S. government, some or all of which may be subject to repurchase agreements. The Cash Management Fund and the Tax-Free Money Market Fund may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the government; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Cash Management Fund and the Tax-Free Money Market Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.
      VARIABLE AMOUNT AND FLOATING RATE NOTES
     Commercial paper eligible for investment by the Cash Management Fund and the Tax-Free Money Market Fund may include variable amount and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the

Adviser under guidelines established by the Funds’ Board of Trustees to be of comparable quality, at the time of purchase, to rated instruments which are eligible for purchase under the Fund’s investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.
     Variable amount master demand notes in which the Cash Management Fund and the Tax-Free Money Market Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Cash Management Fund or the Tax-Free Money Market Fund and the issuer, they are not normally traded. Although there is no secondary market for the notes, the Cash Management Fund and the Tax-Free Money Market Fund may demand payment of principal and accrued interest at any time. The period of time remaining until the principal amount actually can be recovered under a variable amount master demand note generally shall not exceed seven days. To the extent such maximum period were exceeded, the note in question would be considered illiquid. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Cash Management Fund and the Tax-Free Money Market Fund will invest in variable amount master demand notes only where such notes are determined by its Adviser pursuant to guidelines established by the Funds’ Board of Trustees to be of comparable quality to rated issuers or instruments eligible for investment by the Cash Management Fund and the Tax-Free Money Market Fund. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average dollar-weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.
     Variable or floating rate notes with stated maturities of more than one year may, based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities in accordance with such Rule.
     WHEN-ISSUED SECURITIES
     Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery at an unknown or unspecified settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund relies on the seller to consummate the trade and will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a Sub-Custodian of the Fund. Failure of the seller to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.
     Each Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, a Fund’s liquidity and the ability of the Adviser to manage it might be severely affected. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.
     ZERO COUPON OBLIGATIONS
     The Tax-Free Money Market Fund and the Cash Management Fund may hold zero-coupon obligations issued by the U.S. Treasury and U.S. government agencies. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased only if, at the time of purchase, the yield spread, considered in light of the obligation’s duration, is considered advantageous.

     Even though such bonds do not pay current interest in cash, each of the Tax-Free Money Market Fund and the Cash Management Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, the Funds could be required at times to liquidate other investments in order to satisfy its distribution requirements.
TEMPORARY DEFENSIVE POSITIONS
     During temporary defensive periods as determined by the Adviser, the Tax-Free Money Market Fund may invest in short-term Taxable Obligations over 20% of its assets.
INVESTMENT RESTRICTIONS
     Unless otherwise specifically noted, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. These restrictions supplement the investment objective and policies of the Funds as set forth in the applicable Prospectus.
     The Cash Management Fund and U.S. Treasury Fund may not:
     1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account.
     2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”
     3. Purchase or sell commodities or commodity contracts.
     4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs or leases (although investments by the Cash Management Fund in marketable securities of companies engaged in such activities are not hereby precluded).
     5. Invest in any issuer for purposes of exercising control or management.
     6. Purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of its Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.
     7. Purchase or sell real estate, including limited partnership interests.
     8. Buy common stocks or voting securities, or state, municipal, or private activity bonds.
     9. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government (and, with respect to the Cash Management Fund, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, with respect to 75% of its portfolio, more than 5% of the value of each Fund’s total assets would be invested in such issuer.*
     10. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund’s total assets at the time of its borrowing. Neither Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of the total assets of such Fund.
     11. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.
     12. Enter into repurchase agreements with maturities in excess of seven days if such investment, together with other instruments in such Fund which are not readily marketable, exceeds 10% of such Fund’s net assets.

     13. For as long as Shares of each Fund are registered in Arkansas and for so long as the State of Arkansas so requires, invest more than 10% of a Fund’s total assets in the securities of issuers which are restricted as to disposition, other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. As of the date of this SAI, the State of Arkansas did not require this restriction.

*	In addition, although not a fundamental investment restriction (and therefore subject to change without a Shareholder vote), to the extent required by rules of the Securities and Exchange Commission (the “SEC”) the U.S. Treasury Fund and the Cash Management Fund each generally apply the above restriction with respect to 100% of their portfolios.
     In addition, the U.S. Treasury Fund may not:
     1. Purchase securities other than U.S. Treasury bills, notes and other obligations backed by the full faith and credit of the U.S. government, some of which may be subject to repurchase agreements.
     2. Purchase any securities which would cause more than 25% of the value of each Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations issued by commercial banks and bank holding companies, repurchase agreements secured by bank instruments or obligations of the U.S. government or its agencies or instrumentalities and obligations issued by commercial banks and bank holding companies primarily engaged in the banking industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.
     In addition, the Cash Management Fund may not:
     1. Write or sell puts, calls, straddles, spreads or combinations thereof except that the Cash Management Fund may acquire puts with respect to obligations in its portfolio and sell those puts in conjunction with a sale of those obligations.
     2. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Cash Management Fund’s assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and the investment restriction immediately below, a put will be considered to be from the party to whom the Cash Management Fund will look for payment of the exercise price.
     3. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Cash Management Fund’s assets.
     4. Purchase any securities which would cause more than 25% of the value of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities, bank certificates of deposits, bankers’ acceptances, and repurchase agreements secured by bank instruments (such bank certificates of deposits, bankers’ acceptances, and repurchase agreements secured by bank instruments may be issued or guaranteed by U.S. banks and U.S. branches of foreign banks); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services.
     If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.
     The following fundamental investment restrictions apply to the Tax-Free Money Market Fund. As stated above, fundamental investment restrictions may be changed only by a vote of a majority of the outstanding Shares of the Fund. Except with respect to the Fund’s restrictions governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

     1. The Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations, provided that there is no limitation with respect to domestic bank certificates of deposit or bankers’ acceptances, and repurchase agreements secured by such bank instruments.*
     2. The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
     3. The Fund may borrow money or lend to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
     4. The Fund may issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
     5. The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
     6. The Fund may underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

*	Should any part of this investment restriction conflict with the Fund’s current fundamental investment policy of investing at least 80% of its assets in Short-Term Municipal Securities (the “80% Policy”), the 80% Policy will govern.
     The fundamental investment restrictions of the Tax-Free Money Market Fund have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Tax-Free Money Market Fund has also adopted non-fundamental investment restrictions, set forth below, which in some instances may be more restrictive than its fundamental restrictions. Any changes in the Tax-Free Money Market Fund’s non-fundamental investment policies will be communicated to its Shareholders prior to effectiveness.
     1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. “Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.
     The 1940 Act also limits the amount that a Fund may invest in other investment companies, prohibiting the Tax-Free Money Market Fund from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. Pursuant to exemptive relief granted by the SEC to iShares(R), the Fund may invest in iShares(R) ETFs in excess of the 5% and 10% limits described in this paragraph, provided that the Board has approved certain procedures and the Funds have described ETF investments in the applicable prospectuses and otherwise comply with the conditions of the exemptive relief, as they may be amended, and any other applicable investment limitations. In addition, pursuant to new exemptive rules under the 1940 Act recently adopted by the SEC and effective as of July 31, 2006, the Tax-Free Money Market Fund may invest in shares of affiliated and unaffiliated money market funds to the extent permitted by its investment strategy.
     Additionally, the 1940 Act limits a Fund’s ability to borrow money, prohibiting a Fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.
     The following investment restrictions with respect to the Tax-Free Money Market Fund are considered NON-FUNDAMENTAL and therefore may be changed by a vote of a majority of the Trustees of American Performance Funds:
     1. The Fund may not purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the applicable Prospectus). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.
     2. The Fund may not borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.
     3. The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.
     4. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.
     5. The Fund may not invest more than 15% of its total assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act.
NON-FUNDAMENTAL POLICIES REQUIRING SHAREHOLDER NOTICE
     The following policies are non-fundamental but requires a notice to shareholders at least 60 days prior to any change:
     1. The American Performance U.S. Treasury Fund, under normal circumstances, invests at least 80% of its assets in U.S. Treasury Obligations, some of which may be subject to repurchase agreements.
     2. The American Performance U.S. Treasury Fund and the American Performance Cash Management Fund may not invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets.
     Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in the non-fundamental policies of the Funds listed above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.
     For the non-fundamental policy requiring shareholder notice listed above, the 80% investment requirement will be based on net assets plus any borrowings for investment purposes.
PORTFOLIO TURNOVER
     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to the Money Market Funds will be zero. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Funds to receive certain favorable tax treatments. Fund turnover will not be a limiting factor in making portfolio decisions. High turnover rates will generally result in higher transaction costs to a Fund and may result in additional tax consequences (including an increase in short-term capital gains which are generally taxed to individual shareholders at ordinary income tax rates) to a Fund’s Shareholders.
ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS
TAXATION OF THE FUNDS
     It is the policy of each Fund to qualify each year for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.
     In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) each taxable year distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid-generally taxable ordinary income, and the excess, if any, of its net short-term capital gains over its net long-term capital losses) and net tax-exempt interest income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). For purposes of meeting this diversification requirement, in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan participation as an issuer for the purposes of meeting the diversification requirement described above.
     In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
     If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.
     If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax, although there can be no assurance that it will be able to do so.
     The Funds each expect to qualify to be taxed as a “regulated investment company” and to be relieved of all or substantially all federal income taxes. Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.
DISTRIBUTIONS
     Each Fund will distribute at least annually any net investment income and net realized capital gains. Distributions of any net investment income (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Distributions of a Fund’s net capital gain, if any, from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gains dividends (“Capital Gain Dividends”), will be taxable as long-term capital gains regardless of how long a shareholder has held Fund Shares. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions of long-term capital gains will generally be subject to a 15% tax rate in the hands of shareholders who are individuals, with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning before January 1, 2011, and will not be eligible for the dividends received deduction. Distributions from capital gains are generally made after applying any capital loss carryover. Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or reinvested in additional Fund Shares.
     Dividends and distributions on a Fund’s Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.
     If a Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund’s current and accumulated “earnings and profits” (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income). Such excess distribution will generally be taxable in the hands of shareholders as ordinary income. Distributions in excess of earnings and profits will be treated as a return of capital to the extent of a shareholder’s tax basis in Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder’s tax basis in the Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those Shares.
     For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level (as described below). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The Funds do not expect to a significant portion of their distributions to be derived from qualified dividend income.
     In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s Shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.
     Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of the Fund or (2) by application of the Code.
     If a Fund invests in underlying funds, a portion of its distributable income and gains, if any, will normally consist entirely of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction would be. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.
     Each Fund’s participation in repurchase agreements and loans of securities may effect the amount, timing, and character of distributions to shareholders. If a Fund participates in a securities lending transaction, to the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to such a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain. The Funds expect to use such substitute payments (if any) to satisfy a Fund’s expenses, and therefore expect that their receipt of substitute payments (if any) will not adversely affect the percentage of distributions qualifying as qualified dividend income. Withholding taxes accrued on dividends during the period that any security was not directly held by a Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders. As noted above, the Funds do not expect to a significant portion of their distributions to be derived from qualified dividend income.
EXEMPT-INTEREST DIVIDENDS
     The policy of the Tax-Free Money Market Fund is to pay each year as dividends substantially all the Fund’s tax-exempt interest income net of certain deductions. The Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the total value of the Fund’s assets consists of obligations the interest on which is exempt from federal income tax. Such dividends will not exceed, in the aggregate, the net interest the Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (other than a Capital Gain Dividend) paid by the Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund’s taxable year.
     The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. The percentage is applied uniformly to all distributions made during the year. Thus, the percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund’s income that was tax-exempt during the period covered by the distribution. Accordingly, a shareholder who holds Shares for only part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.
     Generally, distributions that a Fund properly designates as exempt-interest dividends will be excluded from gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes (both for individual and corporate shareholders) and for state and local tax purposes. Exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. Additionally, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users. A “substantial user” is defined under U.S. Treasury Regulations to include any non-exempt person who regularly uses a part of such facilities in his or her trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners, and an S corporation and its shareholders.
     Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of Shares.
     A Fund may acquire rights regarding specified portfolio securities under puts. The policy of each Fund is to limit its acquisition of puts to those under which such Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to such Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no definitive rule that establishes the tax consequences of many of the types of puts that the Fund could acquire under the 1940 Act. Therefore, although a Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.
     If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend.
     In certain instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisers to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.
     Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.
SELLING SHARES
     Shareholders who sell, exchange or redeem Fund Shares may recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received, although such a gain or loss is unlikely in a money market fund. If Fund shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. In general, any gain or loss realized upon taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital gains or (ii) for taxable years beginning before January 1, 2011, 15% for long-term capital gains (including Capital Gain Dividends) in the hands of shareholders who are individuals, with lower rates applicable to shareholders in the

10% and 15% tax brackets.
     If a shareholder receives an exempt-interest dividend with respect to any Share and such Share is held by the shareholder for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend.. In addition, any loss upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions (including Capital Gain Dividends) received (or deemed received) with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.
     All or a portion of any loss realized on the sale or exchange of Shares will be disallowed to the extent that a shareholder replaces the disposed of Shares with other Shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a shareholder’s basis in the replacement Shares will be adjusted to reflect the disallowed loss.
     Depending on a Fund’s percentage ownership in an underlying fund both before and after a redemption of underlying fund shares, the Fund’s redemption of shares of such underlying fund may cause the Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. This would be the case where the Fund holds a significant interest in an underlying fund and redeems only a small portion of such interest.
HEDGING TRANSACTIONS
     A Fund’s transactions in options, futures contracts, foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including “mark-to-market,” “straddle,” “wash sale,” “constructive sale” and “short sale” rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, and otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund.
     Certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.
FOREIGN INVESTMENTS, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS.
     If a Fund invests in foreign securities, dividends and interest received by the Fund, if any, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund’s fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund’s shareholders in connection with the Fund’s dividends received by them. In such a case, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes.
     A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, such shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date may be entitled to claim a foreign tax credit for their share of these taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.
     Under current law, a fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by underlying funds. In general, a fund may elect to pass through to its shareholders foreign income taxes it pays only in the case where it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. Foreign securities held indirectly through an underlying fund do not contribute to this 50% threshold.
     A Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
     Investment by a Fund in “passive foreign investment companies” could subject the Fund to a U.S. federal income tax or other charge on distributions received from such a company or on the proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” Such elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. A Fund that invests in passive foreign investment companies by virtue of the Fund’s investments, if any, in other investment companies may not make such elections; rather, the underlying investment companies directly investing in passive foreign investment companies would decide whether to make such elections.
A “passive foreign investment company” is any foreign corporation: (i) 75% percent or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50% percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. Dividends paid by passive foreign investment companies will not be eligible to be treated as “qualified dividend income.”
DISCOUNT SECURITIES
A Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.
BACKUP WITHHOLDING
     A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and proceeds of Share sales, exchanges or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not a United States person and is subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.
     Back-up withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.
     In order for a foreign investor to qualify for exemption from the back-up withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisers in this regard.
TAX SHELTER REPORTING REGULATIONS
     Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS
     Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of Shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.
NON-U.S. SHAREHOLDERS
     Capital Gain Dividends and exempt-interest dividends will not be subject to withholding of federal income tax. In general, dividends other than Capital Gain Dividends and exempt-interest dividends, paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
     The fact that a Fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the Fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the Fund are offset by deductions allocable to the Fund’s qualified interest income or (2) short-term capital gain dividends received by the Fund are offset by the Fund’s net short- or long-term capital losses, in which case the amount of a distribution from the Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.
     If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.
ADDITIONAL INFORMATION
     The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. This summary is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.
VALUATION
     Valuation of the Money Market Funds
     The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.
     Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to maturity dates) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund’s investment objective, to stabilize the net asset value per share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share (the “Mark to Market”). In performing the Mark to Market, securities for which market quotations are not readily available and other assets will be valued at fair value and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees.
     In the event such deviations exceed one half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Money Market Fund’s $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Money Market Fund’s outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.
     The Pricing Committee conducts its pricing activities in the manner established by the Security Valuation Procedures. The Security Valuation Procedures are reviewed and approved by the Funds’ Board of Trustees at least annually.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
     Shares in each Fund are sold on a continuous basis by BOSC, Inc. (“BOSC” or the “Distributor”), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor (“Participating Organizations”) pursuant to contractual arrangements with the Distributor under the Funds’ Distribution and Shareholder Services Plan. Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser and its affiliates.
     The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.
     The Money Market Funds may redeem Shares involuntarily if redemption appears appropriate in light of the Funds’ responsibilities under the 1940 Act. (See “YOUR ACCOUNT — Involuntary Sales of Shares” in the Money Market Funds prospectus for further information.)

     MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS
     TRUSTEES AND OFFICERS
     The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Fund’s officers.
     The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.
INDEPENDENT TRUSTEES

(5)
NUMBER OF
PORTFOLIOS
	(2)	(3)		IN FUND	(6)
	POSITION(S)	TERM OF		COMPLEX	OTHER
(1)	HELD	OFFICE AND	(4)	OVERSEEN	DIRECTORSHIPS
NAME	WITH THE	LENGTH OF	PRINCIPAL OCCUPATION(S)	BY	HELD BY
AND AGE	FUNDS	TIME SERVED	DURING THE PAST 5 YEAR	TRUSTEE	TRUSTEE*
Michael J. Hall	Trustee,	Indefinite,	From March 2005 to	10	Matrix Service
Age: 62	Chairman	8/90 — Present	Present, President and		Company; Integrated
DOB: 5/24/1944		(Chairman,	CEO, Matrix Service		Electrical
		7/05 — Present)	Company; From May 2004		Services, Inc.
			to present, Advisory		(electrical
			Director, UMB -		contractor)
Oklahoma region; from
September 1998 to May
2004, Vice President
Finance and Chief
Financial Officer and
Director, Matrix
Service Company
(maintenance and
construction
services).

Edgar Hendrix	Trustee	Indefinite,	From June 2006 to	10	Matrix Service
Age: 62		7/90 — Present	present, Chairman and		Company
DOB: 7/24/1944			CEO of Red River
Energy, Inc.; from
January 2005 to June
2006, President of
Spectrum Energy
Resources, LLC; from
November 2002 to
December 2004,
Executive Vice
President and Chief
Financial Officer,
Loudfire, Inc.
(software technology),
from November 2000 to
present, Director,
Matrix Service Company
(maintenance and
construction
services); from July
2000 to October 2002,
Executive V.P. and
Chief Financial
Officer, Spectrum
Field Services
(natural gas
services), Inc.

D’ Ray Moore	Trustee	Indefinite,	Retired; prior to	10	N/A
Age: 47		10/04- Present	November 2001, Vice
DOB: 3/20/1959			President of Client
Services, BISYS Fund Services Limited Partnership (“BISYS LP”).

*	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

OFFICERS

(5)
NUMBER OF
PORTFOLIOS
	(2)	(3)	(4)	IN FUND	(6)
	POSITION(S)	TERM OF	PRINCIPAL	COMPLEX	OTHER
(1)	HELD	OFFICE AND	OCCUPATION(S)	OVERSEEN	DIRECTORSHIPS
NAME	WITH THE	LENGTH OF	DURING THE PAST 5	BY	HELD BY
AND AGE	FUNDS	TIME SERVED	YEARS	TRUSTEE	TRUSTEE*
Trent Statczar	Treasurer	Indefinite, 4/02 —	From June 1993 to present,	N/A	N/A
Age: 35		Present	employee of BISYS Fund
DOB: 8/31/1971			Services, Inc.

Jennifer J.	President,	Indefinite, 7/05 —	From September 1998 to	N/A	N/A
Hankins	Assistant	Present	present, employee of BISYS
Age: 39	Secretary		Fund Services, Inc.
DOB: 2/9/1967

George Stevens	Chief	9/04 — Present	From September 1996 to	N/A	N/A
Age: 55	Compliance	(Anti- Money	present, Vice President of
DOB: 2/10/1951	Officer,	Laundering Officer	BISYS LP.
	Anti-Money	1/05-Present)
Laundering
Officer and
Disaster
Recovery Plan
Business
Operations
Manager

Kerry Reilly	Secretary	Indefinite, 4/06 —	From January 2006 to	N/A	N/A
Age: 41		Present	present, employee of BISYS
DOB: 7/31/1965			Fund Services, Inc.; from
June 2004 to May 2005,
employee of CitiStreet LLC:
from June 1987 to October
2001, employee of Fidelity
Investments.

*	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME	UNDERWRITERS OF THE FUNDS

Trent Statczar	BISYS LP, Vice President, Financial Services
Jennifer J. Hankins	BISYS LP, Vice President, Client Services
George Stevens	BISYS LP, Vice President
Kerry Reilly	BISYS LP, Assistant Counsel
COMMITTEES OF THE BOARD OF TRUSTEES
     Audit Committee
     The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of independent registered public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent registered public accountants and the full Board of Trustees. Messrs. Hendrix and Hall and Ms. Moore serve on this Committee. For the fiscal year ended August 31, 2006, there were two meetings of the Audit Committee.

     Nominations Committee
     The purpose of the Nominations Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hendrix and Hall and Ms. Moore serve on this Committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the American Performance Funds. For the fiscal year ended August 31, 2006, the Nominations Committee did not meet.
SECURITIES OWNERSHIP
For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund’s family of investment companies as of December 31, 2005:

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED
	DOLLAR RANGE OF EQUITY	INVESTMENT COMPANIES OVERSEEN BY
	SECURITIES	TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE	IN THE FUNDS	COMPANIES
Michael J. Hall	U.S. Tax-Efficient Large Cap Equity Fund: $1 - $10,000	$1 - $10,000
I. Edgar Hendrix	Cash Management Fund: $1 - $10,000	$1 - $10,000
Walter B. Grimm*	Bond Fund: $50,001 - $100,000	$50,001 - $100,000
D’Ray Moore	Bond Fund: $1 - $10,000
	Intermediate Bond Fund: $1 - $10,000	$1 - $10,000

*	Mr. Grimm retired as a trustee of the American Performance Funds on November 15, 2006.
     For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2005:

NAME OF OWNERS
AND
	RELATIONSHIPS		TITLE OF	VALUE OF
NAME OF TRUSTEE	TO TRUSTEE	COMPANY	CLASS	SECURITIES	PERCENT OF CLASS
Michael J. Hall	N/A	N/A	N/A	N/A	N/A
I. Edgar Hendrix	N/A	N/A	N/A	N/A	N/A
D’Ray Moore	N/A	N/A	N/A	N/A	N/A
     As of December 1, 2006, the Officers and Trustees owned less than 1% of any class of any Fund.
     The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Adviser or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices.
TRUSTEES COMPENSATION

	AGGREGATE COMPENSATION FROM THE	TOTAL COMPENSATION FROM FUNDS
	FUNDS FOR THE FISCAL YEAR ENDING	PAID TO TRUSTEES FOR THE FISCAL YEAR
NAME OF PERSON, POSITION	AUGUST 31, 2006	ENDING AUGUST 31, 2006
Michael J. Hall, Trustee	$30,875	$30,875
I. Edgar Hendrix, Trustee	$26,000	$26,000
Walter B. Grimm, Trustee*	$19,500	$19,500
D’Ray Moore, Trustee	$26,000	$26,000

*	Mr. Grimm retired as a trustee of the American Performance Funds on November 15, 2006.

CODE OF ETHICS
     Each Fund, AXIA Investment Management, Inc., Bank of Oklahoma, N.A., and BOSC have adopted codes of ethics (“Codes”) under Rule 17j-1 of the Investment Company Act, and these Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.
MARKET TIMING POLICIES AND PROCEDURES
     Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, the Funds’ Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of the Money Market Funds and the Money Market Funds accommodate frequent trading.
DISCLOSURE OF PORTFOLIO HOLDINGS
Information regarding portfolio holdings may be made available to third parties in the following circumstances:
•	Through disclosure in a Fund’s latest annual or semi-annual report or Form N-Q;

•	In marketing materials, provided that the information regarding portfolio holdings contained therein is at least fifteen days old; or

•	When a Fund has a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement which prohibits both disclosure of portfolio holdings to third parties and trading based on such information. Such disclosure shall be authorized by the Funds’ President or Treasurer and shall be reported annually to the Board.
     In addition, the Adviser will post portfolio holdings information for the American Performance Funds (except the Money Market Funds) on the Funds’ website at www.apfunds.com. The website will contain each Fund’s (except the Money Market Funds) complete schedule of portfolio holdings as of the last day of the most recent month end. The Adviser will post this information approximately sixteen days after a month’s end, and such information will remain accessible on the website until the information is filed with the SEC as part of the Trust’s Form N-CSR or Form N-Q, as applicable.
     Except as disclosed above, it is the policy of the Funds to not disclose material information about their portfolio holdings, trading strategies implemented or to be implemented, or pending transactions to other third parties. The Funds’ service providers are prohibited from disclosing to other third parties material information about the Funds’ portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. However, the Funds may provide information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Funds. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. The Funds’ fund accountants, administrators, investment advisers and custodians are provided with portfolio holdings information on a daily basis. The Fund’s independent public accountants and attorneys are provided with portfolio holdings information as issues may arise. In addition, portfolio holding information may be disclosed to facilitate the review of a Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) on an as-needed basis.
     Other than the service provider arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. The Fund’s policies prohibit the receipt of compensation for the disclosure of portfolio holdings. Any violation of the Funds’ policies with respect to the disclosure of portfolio holdings is reported to the Board on a quarterly basis.
PROXY VOTING POLICIES AND PROCEDURES
Proxy Voting Policy
     It is the policy of the Board of Trustees (the “Board”) of American Performance Funds (the “Funds”) to delegate the responsibility for voting proxies relating to portfolio securities to the Funds’ adviser (the “Adviser”) as a part of the Adviser’s general management of the portfolio, subject to the Board’s continuing oversight. The following are the procedures adopted by the Board for the administration of this policy:

by the Board for the administration of this policy:
Fiduciary Duty
     The right to vote a proxy with respect to portfolio securities held in portfolios of the Funds is an asset of the Funds. Based on its initial review of the proxy voting policy of the Adviser and the procedures and guidelines thereunder, the Board is satisfied that the Adviser acknowledges that it acts as a fiduciary of the Funds and has formally committed to policies and procedures designed to ensure that it will vote proxies in a manner consistent with the best interest of the Funds and its shareholders.
Review of Policies & Procedures
     The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.
Voting Record Reporting
     The Adviser must include in its Board presentation materials once each year a record of each proxy voted with respect to portfolio securities of the Funds during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser must submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.
Revocation
     The delegation of authority by the Board to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
Information Regarding Proxy Votes
     You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 by visiting the Securities and Exchange Commission’s Web site at www.sec.gov or by contacting us by telephone at 1-800-762-7085 or in writing at American Performance Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.
AXIA Investment Management, Inc. Policy and Procedures Manual
Section: General Policy No. 1.8
Effective Date: April 2003
PROXY VOTING POLICY
General Provisions
     It is the policy of the Firm that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.
     Proxies are voted in the best interests of the client accounts. The determination of the interest of a client account in a proposal presented by proxy is the effect, if any, the proposal could have on the current or future value of the investment.
     Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.
     If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to advise in the voting of a proxy.
Conflicts of Interest

     Proxy solicitations that might involve a conflict of interest between the Firm and its client accounts will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm’s commitment to vote proxies in the best interest of client accounts, how the proxy will be handled.
Disclosure
     The Firm shall disclose to each client how they may obtain information about how the Firm voted with respect to their securities; and shall provide each client a description of the Firm’s proxy voting policies and procedures and, upon request, shall furnish a copy of the policies and procedures to the requesting client.
Recordkeeping
     The Firm will retain records relating to the voting of proxies, including:
•	A copy of policies, procedures or guidelines relating to the voting of proxies.

•	A copy of each proxy statement that the Firm receives regarding client securities. The Firm may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Firm has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

•	A record of each vote cast by the Firm on behalf of a client. The Firm may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

•	A copy of any document created by the Firm that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

•	A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request for information on how the adviser voted proxies on behalf of the requesting client.
     These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Firm.
AXIA INVESTMENT MANAGEMENT, INC.
PROXY VOTING PROCEDURES
     The Firm’s Policy & Procedures Manual regarding proxy voting provides:
Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.
     These procedures are adopted by the Investment Policy Committee (the “Committee”) pursuant to the policy cited above.
1. Evaluation and Voting
     The President of the Firm may designate one or more employees of the Firm (the “designated employee”) to review each proxy received by the Firm which the Firm has the responsibility to vote. The designated employee will review the issues presented by the proxy and, where it is appropriate to do so will vote the proxy in accordance with the proxy voting guidelines.
     If the proxy presents issues not addressed in the proxy voting guidelines or the designated employee believes that one or more issues presented by the proxy should not be voted as indicated by the guidelines, the designated employee will prepare a memorandum with respect to the proxy setting out:
•	the issue presented;

•	the interests of the Firm or of affiliates of the Firm, if any, in the issue;

•	the interest of the client accounts in the issue presented; and

•	a recommendation for voting the proxy.
     The memorandum will include a record of all external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. The memorandum will be presented to the President who will:
•	direct that the proxy be voted as recommended by the memorandum;

•	return the memorandum for further consideration; or

•	in the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Committee for direction with respect to the voting of the proxy.
     It is the responsibility of the President of the Firm to ensure that proxies are voted timely and in the manner he or she directs.
Conflicts of Interest
     The Firm will maintain a list of those companies, which issue publicly traded securities and with which the Firm or its affiliates have such a relationship that proxies presented with respect to those companies may give rise to a conflict of interest between the Firm and its clients.(1)
     Proxies that are received from companies on the list will be directed to the Committee for its consideration. The Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm’s commitment to vote proxies in the best interests of client accounts, how the proxy will be handled. The Committee will direct the President to:
•	vote the proxy in accordance with voting guidelines adopted by the Firm and in force at the time the proxy was received,

•	employ an outside service provider to direct the voting of the proxy,

•	employ an outside service provider to vote the proxy on behalf of the Firm and its clients,

•	disclose the conflict of interest to the client and obtain direction with respect to the voting of the proxy, or

•	decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.
2. Delegation of Proxy Voting
     In the alternative, if it believes such an arrangement is reasonably designed to ensure that the Firm will vote client securities in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Committee may recommend to the Board one or more unaffiliated service providers (the “designated providers”) either to advise the Firm with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote. The designated provider will review the issues presented by each proxy and, will vote the proxy on behalf of the Firm in accordance with its proxy voting guidelines.

(1)	As it is used in this document, the term “conflict of interest” refers to a situation in which the adviser has a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the client which compromises the Firm’s freedom of judgment and action. Examples of relationships that might give rise to such an interest include:
•	Companies affiliated with directors or officers of the Firm, or immediate family members of directors or officers of the Firm or of affiliates of the Firm;

•	Companies that maintain significant business relationships with the Firm or with affiliates of the Firm, or with which the Firm or an affiliate of the Firm is actively seeking a significant business relationship.
A conflict of interest is “material” if a reasonable person might believe that the Firm’s freedom of judgment and action would be compromised or that the Firm would be persuaded to vote a proxy in such a way as to advance its own interest in the matter rather than that of its client.
3. Reporting
     The President of the Firm will submit a report to the Board of each proxy voted by the Firm since the last meeting of the Board. Where an outside service provider has been involved either to advise the Firm with respect to voting of the proxy or to vote the proxy on behalf of the Firm, the President will submit a separate report to the Board including reports, memoranda or other materials received from the outside service provider relating to the voting of proxies.
AXIA INVESTMENT MANAGEMENT, INC.
PROXY VOTING GUIDELINES
It is the policy of the Firm that, absent definitive reasons why a proxy should not be voted; all proxies will be voted based on what is best for an account as a shareholder.
     The key element underlying any evaluation of the interest of an advisory account in an issue presented to the shareholders of the company is the effect, if any, a proposal could have on the current or future value of the investment. The following guidelines will be followed in voting proxies:
Management Proposals
     To the extent that management’s proposals do not infringe on stockholder rights, the firm will support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.
     I. Standard Proposals The Firm will support management’s proposals to:
•	Elect or re-elect members of the board of directors

•	Select outside auditors

•	Set the annual meeting date and location

•	Eliminate preemptive rights or dual classes of stock

•	Establish dividend reinvestment plans

•	Provide cumulative voting for directors

•	Indemnify directors, officers and employees

•	Change the corporate name
     II. Capitalization Proposals The Firm will support proposals to:

•	Increase the authorized number common shares

•	Adjust of par value

•	Establish flexible schedules of preferred dividends

•	Repurchase shares

•	Authorize stock splits or stock dividends

•	Establish anti-greenmail measures
III. Non-Salary Compensation Programs The Firm will support stock or other non-salary compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:
•	Performance incentives

•	Stock option plans

•	Stock purchase or stock ownership plans

•	Thrift/Profit Sharing plans
     However, the Firm will not support plans that:
•	Cause excessive dilution

•	Award options at deep discount to the market
IV. Anti-Takeover Measures The Firm believes that charter and by-law amendments designed to thwart takeover attempts sometimes undermining the prospects for realizing maximum appreciation. and thus, not in the best interest of shareholders. The Firm will oppose the following anti-takeover measures:
•	Fair pricing procedures

•	Super majority rules

•	Board classification

•	Bars to written consent

•	Incumbent-entrenchment measures

•	Re-incorporation measures

•	Control share measures
     V. Miscellaneous Corporate Governance Matters The Firm will support proposals to:
•	Limit directors’ liability

•	Authorize indemnification agreements

•	Meet SEC/NASD quorum requirements

•	Reorganize as a holding company

Shareholder Proposals
     The Firm recognizes that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Firm acknowledges that economic and social considerations are often closely intertwined, the management group and elected directors are best positioned to make corporate decisions on these proposals.
     The Firm will support management’s position on shareholder proposals presented by proxy.
Record Retention
     The Firm will retain records relating to the voting of proxies for five years from the end of the fiscal year during which the proxy was voted.
Current Proxy Voting Arrangements
AXIA Investment Management, Inc.
     The AXIA Investment Management, Inc. proxy voting procedures provide two alternative methods for handling proxy voting:
•	The first provides for the designation of one or more employees of the Firm to review each proxy which the Firm has the responsibility to vote and where it is appropriate to do so, to vote the proxy in accordance with the Fund’s proxy voting guidelines. Where the employee determines that it is not appropriate to vote m accordance with the guidelines, a process for further consideration of the issues presented in the proxy by the President of the Firm and the Investment Policy Committee is provided.

•	The second provides that, if the Firm believes that such an arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Firm may retain an unaffiliated service provider either to advise the Finn with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote.
     After much discussion, AXIA Investment Management. has retained Institutional Shareholder Services (“ISS”), an unaffiliated third party, as its agent to vote proxies relating to portfolio securities of American Performance Funds on behalf of the Firm. ISS is providing three basic services to AXIA Investment Management:
•	ISS has received the Firm’s proxy voting guidelines (a copy of the current guidelines are attached);

•	ISS will vote the proxies relating to portfolio securities in accordance with the proxy voting guidelines, and

•	ISS will maintain records relating to the voting of proxies which will be used both to monitor proxy voting activity and to meet the reporting requirements of the Firm’s proxy voting procedures and of the new SEC rules.
     The Firm believes that this arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and, because the process is handled by a third party not affiliated with the Firm, will avoid material conflicts between the Firm and its clients.

INVESTMENT ADVISER
     Investment advisory services are provided to each of the Funds by AXIA Investment Management, Inc. (“AXIA Investment Management” formerly BOk Investment Advisers, Inc.), pursuant to an Investment Advisory Agreement. AXIA Investment Management is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. (“BOK”), which it succeeded as Investment Adviser to the Funds on May 12, 2001. AXIA Investment Management, subject to the supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. AXIA Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2006, AXIA Investment Management had approximately $4.8 billion in assets under management.
     BOK is a subsidiary of BOK Financial Corporation (“BOK Financial”). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provides a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries.
     BOK Financial subsidiaries maintain offices in Oklahoma, Arkansas, Texas, Colorado, Kansas, Missouri, Utah and New Mexico and offer a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOK Financial subsidiaries also serve as transfer agent and registrar for corporate securities, paying agent for dividends and its affiliates and interest, and indenture trustee of bond issues. At September 30, 2006, BOK Financial and its subsidiaries had approximately $10.2 billion in assets under management.
     Subject to the general supervision of the Funds’ Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, AXIA Investment Management reviews, supervises, and provides general investment advice regarding each of the Funds’ investment programs. Subject to the general supervision of the Funds’ Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, AXIA Investment Management makes all final decisions with respect to portfolio securities of each of the Funds, places orders for all purchases and sales of the portfolio securities of each of the Funds, and maintains each Fund’s records directly relating to such purchases and sales.
     For the services provided and expenses assumed pursuant to the Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee from each of the Funds, computed daily and paid monthly, based on the lower of (1) such fee as may, from time to time, be agreed upon in writing by the Funds and the Adviser or (2) fifteen one-hundredths of one percent (0.15%) annually of the average daily net assets of each Money Market Fund. (See “DISTRIBUTION”). AXIA Investment Management may periodically waive all or a portion of its fee with respect to any Fund to increase the net income of such Fund available for distribution as dividends.
     The U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Fund paid AXIA Investment Management the following aggregate fees for investment advisory services:

	FISCAL YEAR ENDED		FISCAL YEAR ENDED		PERIOD ENDED
	AUGUST 31, 2006		AUGUST 31, 2005		AUGUST 31, 2004
		ADDITIONAL		ADDITIONAL		ADDITIONAL
	PAID	AMOUNT WAIVED	PAID	AMOUNT WAIVED	PAID	AMOUNT WAIVED
U.S. Treasury Fund*	$3,180,223	$355,544	$2,860,091	$336,551	$2,400,873	$191,875
Cash Management Fund**	$2,325,151	$1,398,883	$2,248,050	$1,196,754	$2,078,770	$1,159,238
Tax-Free Money Market Fund	—	$388,883	—	$128,261 ***	—	—

*	Pursuant to a reorganization on January 2, 2007, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund. The fees listed in this chart include fees paid by both the Institutional U.S. Treasury Fund and the U.S. Treasury Fund prior to the merger.

**	Pursuant to a reorganization on January 2, 2007, the Institutional Cash Management Fund merged into the Cash Management Fund. The fees listed in this chart include fees paid by both the Institutional Cash Management Fund and the Cash Management Fund prior to the merger.

***	The Tax-Free Money Market Fund commenced operations on April 11, 2005.
     The Investment Advisory Agreement will continue in effect as to a particular Fund for successive one-year terms after the aforementioned date, if such continuance is approved at least annually by the Funds’ Board of Trustees or by vote of a majority of the outstanding voting Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement, or interested persons (as defined in 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.
     The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding voting Shares of that Fund, or by the Investment Adviser.
     The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective provider of services to the Funds in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.
     A discussion of the basis for the Board of Trustees’ approval of the Funds’ investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.
     From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the Adviser including, but not limited to, (i) a description of the adviser’s operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser’s operations.
     DISTRIBUTION
     Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds’ Amended and Restated Distribution and Shareholder Services Plan (the “Distribution Plan”), the Administrative Class and Service Class shares of each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one hundredths of one percent (0.25%) of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds’ Shares or to provide Shareholder services to the holders of the Funds’ Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but not including banks), broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker- dealer, or affiliate or subsidiary of the Distributor (a “Servicing Agreement”). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds’ Shares to the Participating Organization’s customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization’s customers owning the Funds’ Shares. Under the Distribution Plan, a Participating Organization may include the Funds’ Advisers or their affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act).
     The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor’s actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor’s actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund’s Shareholders. To lower operating expenses, the Distributor may voluntarily reduce its fees under the Distribution Plan.
     The Adviser and the Distributor (and their affiliates) may finance, from their own resources, certain activities intended to result in the distribution and servicing of a Fund’s shares. These amounts may be in addition to amounts paid by the Funds under the Distribution and Shareholder Servicing Plan and may include payments to the Fund’s investment adviser and its affiliates for such activities.
     BISYS LP, the former distributor of the Funds, received the following amounts under the Distribution Plan for the fiscal years ended:

	FISCAL YEAR ENDED		FISCAL YEAR ENDED		PERIOD ENDED
	AUGUST 31, 2006		AUGUST 31, 2005		AUGUST 31, 2004
		ADDITIONAL		ADDITIONAL		ADDITIONAL
	PAID	AMOUNT WAIVED	PAID	AMOUNT WAIVED	PAID	AMOUNT WAIVED
U.S. Treasury Fund*	$521,747	$1,421,109	—	$1,755,188	—	$1,567,617
Cash Management Fund**	$481,675	$1,414,710	—	$1,890,335	—	$1,971,152
Tax-Free Money Market Fund***	—	—	—	—	—	—

*        Pursuant to a reorganization on January 2, 2007, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund and the U.S. Treasury Fund began offering Administrative Class and Service Class shares. The fees listed in this chart are fees paid by the predecessor to the Administrative Class shares of the U.S. Treasury Fund.
**     Pursuant to a reorganization on January 2, 2007, the Institutional Cash Management Fund merged into the Cash Management Fund and the Cash Management Fund began offering Administrative Class and Service Class shares. The fees listed in this chart are fees paid by the predecessor to the Administrative Class shares of the Cash Management Fund.
***   The Tax-Free Money Market Fund commenced operations on April 11, 2005.
     Substantially all of the amount received by BISYS LP, the former distributor of the Funds, under the Distribution Plan during the last fiscal year, the period form September 1, 2005 to August 31, 2006, was spent on compensation to dealers. BISYS LP retained 0.5% and spend this amount on printing and mailing of prospectuses. The total amount spent on compensation to dealers during the last fiscal year was $8,869. The total amount retained by BISYS LP during the last fiscal year was $46.
SHAREHOLDER SERVICING PLAN
     The Trust on behalf of each of the Funds have approved a Shareholder Servicing Plan which enable the Funds to obtain the services of one or more shareholder servicing agents (“Shareholder Servicing Agents”) under shareholder servicing agreements. Under the agreements, the Shareholder Servicing Agents will be responsible for performing shareholder account, administrative and servicing functions, which may include but are not limited to, establishing and maintaining records of shareholders accounts; processing purchase and redemption transactions, confirming shareholder transactions; answering routine shareholder inquiries regarding the Funds; providing assistance to shareholders in effecting changes to their dividend options, account designations and addresses; withholding taxes on non-resident alien accounts; disbursing income dividends and capital gains distributions; reinvesting dividends and distributions; arranging for bank wires; preparing and delivering to shareholders, and state and federal authorities including the United States Internal Revenue Service, such information respecting dividends and distributions paid by the Funds as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or federal authorities from time to time; and such other services as the Funds may reasonably request. Shareholder Servicing Agents may be required to register pursuant to state securities law. The Funds anticipate that they will enter into agreements under the shareholder servicing plan with the Bank of Oklahoma, N.A., the owner of the Funds’ investment adviser, AXIA Investment Management, Inc., and with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds’ shareholders and be paid by the Fund fees for such services.
     Each Fund may pay the Shareholder Servicing Agents an annual fee of up to 0.25% of the average daily net assets of the Administrative Class, Service Class, Institutional Class and Select Class Shares of each Fund. For Select Class Shares, the Adviser has agreed contractually to waive the entire Shareholder Servicing Fee through December 31, 2007. For Institutional Class and Service Class Shares, the Adviser has agreed contractually to cap the Shareholder Servicing Fee at 0.08% and 0.10% of average daily net assets, respectively. The Funds paid no Shareholder Servicing Fees for the fiscal year ended August 31, 2006.

GLASS-STEAGALL ACT
     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser believes that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement. BOK also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator, without violating applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Adviser, the Board of Trustees of the Trust would review the Trust’s relationship with the Adviser and consider taking all action necessary in the circumstances.
     Should further legislative, judicial or administrative action prohibit or restrict the activities of the BOK, the Adviser, its affiliates, and its correspondent banks in connection with customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust’s method of operations would affect its net asset value per Share or result in financial losses to any customer.
PORTFOLIO TRANSACTIONS
     Pursuant to the Investment Advisory Agreement, subject to the general supervision of the Board of Trustees of the Funds and in accordance with each Fund’s investment objective, policies and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, and the Bond Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions with respect to the Equity Funds on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.
     The Cash Management Fund, the U.S. Treasury Fund and the Tax-Free Money Market Fund did not pay any brokerage commissions during the fiscal year ended August 31, 2006.
     Allocation of transactions, including their frequency, to various dealers is determined by the Adviser with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Funds.
     The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.
     Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, the Adviser and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.
ALLOCATION OF INITIAL PUBLIC OFFERINGS
     Opportunities to invest in initial public offerings (“IPOs”) will be allocated to Funds in a fair and equitable manner pursuant to the following procedures. When an opportunity to participate in an IPO has been identified, the investment personnel of AXIA Investment Management will conduct an analysis to determine which Funds would benefit from the addition of the IPO to their portfolios. This analysis will take into account each Fund’s investment objective, policies and limitations. Also considered will be each Fund’s liquidity and present portfolio, including risk/reward characteristics. When AXIA Investment Management investment personnel determine that an IPO opportunity is suitable and desirable for more than one Fund, the IPO will be allocated to each such Fund on the basis of relative net assets. Where the opportunity is determined to be suitable and desirable for only one Fund, the opportunity will be allocated solely to that Fund. All Fund allocation decisions shall be made by the Chief Investment Officer of AXIA Investment Management or his/her delegate. The availability of opportunities to invest in IPOs is highly dependent on market conditions. Investing in IPOs may significantly affect the performance of a Fund.
ADMINISTRATOR
     Effective July 1, 2004, AXIA Investment Management serves as general manager and administrator (the “Administrator”) to each Fund pursuant to the Management and Administration Agreement (the “Administration Agreement”). The Administrator assists in supervising all operations of each Fund (other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for that Fund). The Administrator is a broker- dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. Prior to July 1, 2004, BISYS Fund Services Ohio, Inc. (“BISYS”) (now Citi Fund Services Ohio, Inc.)served as the Administrator to the Funds.
     Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund and to compute the net asset value and net income of those Funds on a daily basis, to maintain office facilities for the Funds, to maintain the Funds’ financial accounts and records, and to furnish the Funds statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds with respect to the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Funds’ operations other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.
     The Administrator receives a fee from each Fund for its services provided and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of twelve one hundredths of one percent (0.12%) of each Money Market Fund’s average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.
     The Administrator received the following fees for management and administrative services for the U.S. Treasury Fund, the Cash Management Fund, and the Tax-Free Money Market Fund:

	FISCAL YEAR ENDED		FISCAL YEAR ENDED		PERIOD ENDED
	AUGUST 31, 2006		AUGUST 31, 2005		AUGUST 31, 2004****
		ADDITIONAL		ADDITIONAL		ADDITIONAL
		AMOUNT		AMOUNT		AMOUNT
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
U.S. Treasury Fund*	$1,316,120	$768,912	$1,661,551	$221,012	$1,372,764	$108,134
Cash Management Fund**	$1,186,473	$1,212,475	$1,465,082	$564,637	$1,506,225	$491,301
Tax-Free Money Market Fund***	—	$520,196	$38,071	$132,945	—	—

*	Pursuant to a reorganization on January 2, 2007, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund. The fees listed in this chart include fees paid by both the Institutional U.S. Treasury Fund and the U.S. Treasury Fund prior to the merger.

**	Pursuant to a reorganization on January 2, 2007, the Institutional Cash Management Fund merged into the Cash Management Fund. The fees listed in this chart include fees paid by both the Institutional Cash Management Fund and the Cash Management Fund prior to the merger.

***	The Tax-Free Money Market Fund commenced operations on April 11, 2005.

****	The figures reflect fees received by the current and former Administrator for the fiscal year ended August 31, 2004.
     The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.
SUB-ADMINISTRATOR
     Effective July 1, 2004, BISYS became the Sub-Administrator to the Funds pursuant to an agreement between AXIA Investment Management and BISYS. Pursuant to this agreement, BISYS assumed many of the Administrator’s duties, for which BISYS receives a fee, paid by the Administrator, calculated at an annual rate of three one-hundredths of one percent (0.03%) of each Fund’s average net assets (except the Tax-Free Money Market Fund). BISYS and the Funds have entered into an Omnibus Fee Agreement with respect to the Tax-Free Money Market Fund pursuant to which the amount of compensation shall be calculated at the annual rate of ten one-hundredths of one percent (0.10%) of the average daily net assets of that Fund. In addition to administrative services, this annual rate includes compensation for transfer agency and fund accounting services provided by BISYS. Effective August 2, 2007, BISYS was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A.
     Prior to July 1, 2004 BOK served as the Sub-Administrator to the Funds.
     The following fees were paid to the Sub-Administrator for services for the U.S. Treasury Fund, the Cash Management Fund, and the Tax-Free Money Market Fund:

			FISCAL YEAR	FISCAL YEAR
	FISCAL YEAR	FISCAL YEAR	ENDED	ENDED
	ENDED	ENDED	AUGUST 31,	AUGUST 31,	PERIOD ENDED
	AUGUST 31, 2006	AUGUST 31, 2006	2005	2005	AUGUST 31, 2004
	PAID	WAIVED	PAID	WAIVED	PAID****
U.S. Treasury Fund*	$318,583	—	$290,111	—	$343,859
Cash Management Fund**	$365,532	—	$313,134	—	$465,384
Tax-Free Money Market Fund***	$128,170	$131,083	—	$63,141	—

*	Pursuant to a reorganization on January 2, 2007, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund. The fees listed in this chart include fees paid by both Funds prior to the merger.

**	Pursuant to a reorganization on January 2, 2007, the Institutional Cash Management Fund merged into the Cash Management Fund. The fees listed in this chart include fees paid by both Funds prior to the merger.

***	The Tax-Free Money Market Fund commenced operations on April 11, 2005.

****	The figures reflect fees received by the current and former Sub-Administrator for the fiscal year ended August 31, 2004.
DISTRIBUTOR
     BOSC serves as distributor to each of the Funds pursuant to its Distribution Agreement with the Funds. BOSC is located at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172,

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT
     Cash and securities owned by each of the Funds are held by BOK as custodian. Under the Custodian Agreement BOK (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds’ portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Funds’ Board of Trustees concerning the Funds’ operations. BOK may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Funds, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.
     Under the Custodian Agreement, the Funds have agreed to pay BOK a custodian fee with respect to each Fund at an annual rate of one one hundredths of one percent (0.01%) of such Fund’s average daily net assets. BOK is also entitled to be reimbursed by the Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOK may periodically set its custodian fees at less than the maximum allowable amount with respect to a Fund to increase the Fund’s net income available for distribution as dividends.
     BISYS serves as transfer agent to each of the Funds pursuant to a Transfer Agency Agreement with the Funds. Under the Transfer Agency Agreement, BISYS has agreed: (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Funds’ Board of Trustees concerning the Funds’ operations.
     Under the Transfer Agency Agreement, the Funds have agreed to pay BISYS an annual fee of two one-hundredths of one percent (0.02%) of each Fund’s average daily net assets (except the Tax-Free Money Market Fund). BISYS receives a fee from the Funds on behalf of the Tax-Free Money Market Fund for such services based upon total net assets in that Fund pursuant to an Omnibus Fee Agreement (see “Sub-Administrator” above). In addition to the annual per fund fee, BISYS is entitled to receive an annual per account fee of $15.00 for each IRA account and the following annual fees:

	RETAIL-LOAD	RETAIL-NO-LOAD	INSTITUTIONAL
Daily Dividend:	$25.00 per account	$21.00 per account	$17.00 per account
Annual Dividend:	$23.00 per account	$19.00 per account	$15.00 per account
     BISYS is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Transfer Agency Agreement.
     BISYS serves as fund accountant for each Fund pursuant to a Fund Accounting Agreement with the Funds. As fund accountant for the Funds, BISYS prices the Funds’ Shares, calculates the Funds’ net asset value, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Funds, BISYS is entitled to receive a fee from each Fund (except the Tax-Free Money Market Fund) as follows: two and one-half one-hundredths of one percent (0.025%) of average net assets of each Fund. BISYS receives a fee from the Funds on behalf of the Tax-Free Money Market Fund for such services based upon total net assets in that Fund pursuant to an Omnibus Fee Agreement (see “Sub-Administrator” above). BISYS is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Fund Accounting Agreement. BISYS may periodically set its fund accounting fees at less than the maximum allowable amount with respect to a Fund in order to increase the Fund’s net income available for distribution as dividends.
LEGAL AND REGULATORY MATTERS
     On September 26, 2006, BISYS Fund Services, Inc., an affiliate of BISYS, which provides various services to the Trust as described above, reached a settlement with the SEC related to BISYS Fund Services, Inc.’s past marketing arrangements with advisers to certain of its mutual fund clients. Under the terms of the settlement, BISYS Fund Services, Inc. consented to the entry of an Order by the SEC (the “SEC/BISYS Order”). In the SEC/BISYS Order, the SEC determined that BISYS Fund Services, Inc. had “willfully aided and abetted and caused” (1) the investment advisers to 27 different families of mutual funds to violate provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) that prohibit fraudulent conduct; (2) the investment advisers to the 27 fund families to violate provisions of the 1940 Act that prohibit the making of any untrue statement of a material fact in a registration statement filed by a mutual fund with the SEC; and (3) the 27 fund families to violate provisions of the 1940 Act that require the disclosure and inclusion of all distribution arrangements and expenses in the fund’s 12b-1 fee plan. The Funds were one of the 27 fund families and AXIA Investment Management was one of the 27 advisers to which the SEC referred.

     The SEC found that, between 1999 and 2004, BISYS Fund Services, Inc. maintained marketing arrangements with the 27 advisers under which BISYS Fund Services, Inc. rebated to the advisers a portion of the administration fees received by BISYS Fund Services, Inc. from the 27 fund families. The SEC found that the BISYS Fund Services, Inc. arrangements were not disclosed to the fund boards and the marketing budgets were actually assets of the funds. The SEC also found that the arrangements were not disclosed to shareholders of any of the 27 funds until 2003 and that the disclosures which were then made by the funds were incomplete and misleading. In the SEC/BISYS Order, BISYS Fund Services, Inc. agreed, among other things, to disgorge certain monies and pay a civil penalty.
     It remains unclear the extent to which the Funds and their service providers are or may be affected by the SEC investigation of BISYS Fund Services, Inc. (which is ongoing) or by the SEC/BISYS Order. Neither the Funds nor AXIA Investment Management were parties to the SEC/BISYS Order, nor are the Funds or AXIA Investment Management bound by the order or its findings.
     In October 2006, AXIA Investment Management informed the Funds that the SEC was initiating a special examination of AXIA Investment Management, focusing on the subjects of the SEC/BISYS Order. Also in October 2006, the Board of Trustees formed a special review committee of independent trustees to investigate these matters. In August 2007, the Board of Trustees and AXIA Investment Management agreed to a full settlement (the “Settlement”) of the subjects of the SEC/BISYS Order and the BISYS marketing arrangements before AXIA Investment Management became administrator of the Funds in 2004. Under the Settlement, AXIA Investment Management agreed to pay the Funds $2,232,000. As of the date of this Statement, the SEC has not initiated an examination of the Funds. With the exception of the Settlement, it remains unclear the extent to which the Funds and their service providers are or may be affected by these matters, individually or collectively.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     KPMG LLP, 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio, 43215, serves as independent registered public accountants for the Funds.
LEGAL COUNSEL
     Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Ste. 900, Washington, D.C. 20005 are counsel to the Funds.
ADDITIONAL INFORMATION
DESCRIPTION OF SHARES
     Each Fund is a separate series of a Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Funds currently comprise ten series of Shares which represent interests in the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (formerly the Institutional Tax-Free Money Market Fund), the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, and the U.S. Tax-Efficient Small Cap Equity Fund. The Aggressive Growth Fund was liquidated on February 19, 1999 and the Growth Equity Fund was liquidated on March 31, 2006. On January 2, 2007, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund, the Institutional Cash Management Fund merged into the Cash Management Fund, and the Institutional Tax-Free Money Market Fund changed its name to the Tax-Free Money Market Fund. The Funds offer both No-Load Investor Class (“Investor Class”) and Institutional Class Shares for the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, and the U.S. Tax-Efficient Small Cap Equity Fund. The Funds offer Administrative Class, Service Class, Institutional Class and Select Class shares for the U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Fund. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Funds into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.
     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Funds’ Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.
     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Funds voting without regard to series.
SHAREHOLDER AND TRUSTEE LIABILITY
     Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.
     The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Funds’ business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the trust for payment.
MISCELLANEOUS
     The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Funds are required to hold a Shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two- thirds of the outstanding Shares of the Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of the Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.
     The Funds are registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds.
     The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC’s website at http://www.sec.gov or from the SEC upon payment of the prescribed fee.
     The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information. As of December 18, 2006,

Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74102-2300) and its bank affiliates were the Shareholder of record of 99.66% of the Institutional U.S. Treasury Fund’s shares, 99.45% of the U.S. Treasury Fund’s Shares, 99.14% of the Institutional Cash Management Fund’s shares, 98.77% of the Cash Management Fund’s Shares, and 98.30% of the Tax-Free Money Market Fund’s shares.
     As of December 18, 2006, Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to 17% of the Institutional U.S. Treasury Fund’s shares, 1% of the U.S. Treasury Fund’s shares, 30% of the Institutional Cash Management Fund’s shares, 12% of the Cash Management Fund’s shares, and 83% of the Tax-Free Money Market Fund’s shares. As a consequence of the aforementioned voting or investment power, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.
     As of December 18, 2006 the trustees and officers of the Funds, as a group, owned less than one percent of the Shares of the U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Fund.
     The following table indicates each person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Institutional U.S. Treasury Fund, the U.S. Treasury Fund, the Institutional Cash Management Fund, the Cash Management Fund and the Tax-Free Money Market Fund as of December 18, 2006:

PERCENT OF THE
CLASS TOTAL
ASSETS HELD BY
FUND/CLASS	THE SHAREHOLDER
INSTITUTIONAL U.S. TREASURY FUND

NABANK & CO	99.66%
PO BOX 2180
TULSA, OK 74101

U.S. TREASURY FUND

NABANK & CO	99.45%
PO BOX 2180
TULSA, OK 74101

INSTITUTIONAL CASH MANAGEMENT FUND

NABANK & CO	99.14%
PO BOX 2180
TULSA, OK 74101

CASH MANAGEMENT FUND

NABANK & CO	98.77%
PO BOX 2180
TULSA, OK 74101

TAX-FREE MONEY MARKET FUND

NABANK & CO	98.30%
PO BOX 74101
TULSA, OK 74101

FINANCIAL STATEMENTS
     The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the American Performance Funds’ Annual Report for the fiscal year ended August 31, 2006, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report dated as of August 31, 2006 may be obtained without charge by contacting the Distributor, BOSC, at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172, or by telephoning toll-free at 1-800-762-7085.
APPENDIX
     The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch IBCA. Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings is as of the date of this Statement of Additional Information, and may subsequently change.
     LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)
     Description of the five highest long-term debt ratings by Moody’s (Moody’s applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security’s ranking within the category):
AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high- grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.
     Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):
AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
     Description of the three highest long-term debt ratings by Fitch IBCA (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):
AAA Obligations which have the highest rating assigned by Fitch IBCA. Capacity for timely repayment of principal and interest is extremely strong relative to other obligors in the same country.
AA Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country’s highest rated debt.
A Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.
     SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)
Moody’s description of its three highest short-term debt ratings:
Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
     S&P’s description of its three highest short-term debt ratings:
A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS
Moody’s description of its two highest short-term loan/municipal note ratings:
MIG-1/VMIG-1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
MIG-2/VMIG-2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.